                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                               A SHARES                B SHARES                C SHARES
                            since 7/26/99           since 7/26/99           since 7/26/99
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception            -7.68%      -8.32%      -8.35%      -8.35%      -8.39%      -8.39%

5-year                     12.11       10.82       11.33       11.13       11.28       11.28

1-year                     -2.14       -7.71       -2.48       -7.36       -2.89       -3.86

6-month                   -12.52      -17.54      -12.43      -16.81      -12.62      -13.49
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The NYSE Arca Tech 100 Index is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on U.S. exchanges. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. These indices do not include any expenses, fees or sales charges, which would lower performance. These indices are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

Volatility roiled the U.S. financial markets for the six-month period ended February 29, 2008. In response to the market turbulence, the Federal Open Market Committee (the "Fed") lowered the target federal funds rate five times during the period to 3.0% and offered billions in short-term loans through the Term Auction Facility, a newly-created structure where banks could borrow funds at market rates as opposed to going to the traditional discount window. Although the markets briefly rallied following each announced action by the Fed, investors continued to be confronted with discouraging economic news. Preliminary gross domestic product (GDP) data for the fourth quarter was estimated at 0.6 percent, significantly down from the real GDP increase of 3.4 percent for the third quarter. Weak manufacturing and employment data released in January further exacerbated investors' fears. Moreover, rising commodity prices and a weak U.S. dollar contributed to mounting inflationary pressures, which have become more evident within recent weeks. Despite the ongoing actions by the Fed to stimulate the economy, by the end of the period the broad market (as represented by the S&P 500 Index) was in negative territory as investors faced the likelihood of an economic recession in the near term.

In the technology sector specifically, investors' disinclination for non-defensive securities greatly impacted the traditional blue-chip technology leaders and several industry stalwarts. Companies such as Google, Intel and VMware recently reported disappointing earnings expectations, which sent their stock prices tumbling. Recently, executives at Cisco Systems spoke about the weakening in U.S. enterprise demand, which further fueled worries about recession. Given the extent to which consumer spending drives the domestic economy, the ongoing deterioration of housing markets, coupled with rising food and oil prices and declining job growth data, will likely hamper the technology sector in the near term.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Technology Fund underperformed the NYSE Arca Tech 100 Index(R) and the S&P 500(R) Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

-------------------------------------------------------------------------
                                    NYSE ARCA TECH     S&P 500(R)
      CLASS A   CLASS B   CLASS C    100 INDEX(R)        INDEX

      -12.52%   -12.43%   -12.62%      -11.25%           -8.79%
-------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

For the period, the sectors that most significantly detracted from overall performance were systems software, computer storage and peripherals, and semiconductors. In the system software segment, the Fund's investments in a virtualization solutions provider and an elite application software firm greatly diminished relative returns and overshadowed the benefit offered by a slight sector overweight. Security selection and an overweight allocation in the computer storage and peripherals subsector also dampened relative returns, given the group's poor performance. In particular, one of the Fund's application software holdings experienced a company specific event which hurt performance. Within the semiconductor segment, stock selection and a lack of investment in several specialized semiconductor manufacturers that performed well further reduced relative returns.

In contrast, there were several areas that positively contributed to the Fund's relative performance for the period. Strong stock selection in the communications equipment segment, particularly in a wireless telecommunication products and services company, helped bolster relative returns. Within the internet retail segment (where the NYSE Arca Tech 100 Index had zero exposure), investment in an online travel company was advantageous to performance. Stock selection and a substantial underweight allocation in the data processing and outsourced services segment also boosted relative returns. Moreover, the Fund's avoidance of outsourcing companies tied to the financial services industry was beneficial to performance.

In recent months we have attempted to reduce volatility by further diversifying the Fund with investments in health care and life sciences tools subsectors and also in large capitalization stocks. Furthermore, we have actively increased our cash position. We continue to seek out companies with solid fundamental business structures and strong long-term growth prospects.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 2/29/08
Apple, Inc.                                                       4.7%
Yahoo! Inc.                                                       4.5
QUALCOMM, Inc.                                                    4.3
IBM Corp.                                                         4.0
Lockheed Martin Corp.                                             3.6
Cisco Systems, Inc.                                               3.6
Research In Motion Ltd.                                           3.3
Google, Inc., Class A                                             3.2
Hewlett-Packard Co.                                               2.9
Genentech, Inc.                                                   2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Communications Equipment                                         19.1%
Computer Hardware                                                11.6
Systems Software                                                  9.8
Internet Software & Services                                      9.7
Biotechnology                                                     8.5
Aerospace & Defense                                               7.9
Semiconductors                                                    7.2
Application Software                                              5.5
Semiconductor Equipment                                           5.2
Life Sciences Tools & Services                                    4.0
Data Processing & Outsourced Services                             2.1
Computer Storage & Peripherals                                    1.9
Fertilizers & Agricultural Products                               1.7
Internet Retail                                                   1.3
Wireless Telecommunication Services                               1.2
Home Entertainment Software                                       1.0
Specialized Finance                                               0.9
                                                                -----
Total Long-Term Investments                                      98.6
Repurchase Agreements                                             1.8
                                                                -----
Total Investments                                               100.4
Liabilities in Excess of Other Assets                            (0.4)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $  874.78          $ 9.09
  Hypothetical................................     1,000.00         1,015.17            9.77
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           875.70           12.59
  Hypothetical................................     1,000.00         1,011.44           13.50
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           873.84           12.58
  Hypothetical................................     1,000.00         1,011.44           13.50
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 2.70%, and 2.70% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  98.6%
AEROSPACE & DEFENSE  7.9%
Goodrich Corp. .............................................    60,000    $  3,553,800
Lockheed Martin Corp. ......................................    60,000       6,192,000
Raytheon Co. ...............................................    60,000       3,890,400
                                                                          ------------
                                                                            13,636,200
                                                                          ------------
APPLICATION SOFTWARE  5.5%
Adobe Systems, Inc. (a).....................................    60,000       2,019,000
Amdocs Ltd. (Guernsey) (a)..................................   125,000       3,875,000
Citrix Systems, Inc. (a)....................................    60,000       1,975,800
Synopsys, Inc. (a)..........................................    65,000       1,508,650
                                                                          ------------
                                                                             9,378,450
                                                                          ------------
BIOTECHNOLOGY  8.5%
Biogen Idec, Inc. (a).......................................    60,000       3,501,600
Genentech, Inc. (a).........................................    55,000       4,166,250
Genzyme Corp. (a)...........................................    55,000       3,900,600
Gilead Sciences, Inc. (a)...................................    65,000       3,075,800
                                                                          ------------
                                                                            14,644,250
                                                                          ------------
COMMUNICATIONS EQUIPMENT  19.1%
Ciena Corp. (a).............................................    65,000       1,678,950
Cisco Systems, Inc. (a).....................................   250,000       6,092,500
Corning, Inc. ..............................................   175,000       4,065,250
Juniper Networks, Inc. (a)..................................   140,000       3,754,800
Nokia Oyj--ADR (Finland)....................................   115,000       4,141,150
QUALCOMM, Inc. .............................................   175,000       7,414,750
Research In Motion Ltd. (Canada) (a)........................    55,000       5,709,000
                                                                          ------------
                                                                            32,856,400
                                                                          ------------
COMPUTER HARDWARE  11.6%
Apple, Inc. (a).............................................    65,000       8,126,300
Hewlett-Packard Co. ........................................   105,000       5,015,850
IBM Corp. ..................................................    60,000       6,831,600
                                                                          ------------
                                                                            19,973,750
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.9%
EMC Corp. (a)...............................................   115,000       1,787,100
Network Appliance, Inc. (a).................................    70,000       1,513,400
                                                                          ------------
                                                                             3,300,500
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  2.1%
DST Systems, Inc. (a).......................................    50,000       3,513,000
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.7%
Monsanto Co. ...............................................    25,000       2,892,000
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  1.0%
Activision, Inc. (a)........................................    65,000       1,771,250
                                                                          ------------

INTERNET RETAIL  1.3%
Amazon.com, Inc. (a)........................................    35,000       2,256,450
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  9.7%
eBay, Inc. (a)..............................................    50,000    $  1,318,000
Google, Inc., Class A (a)...................................    11,700       5,512,806
VeriSign, Inc. (a)..........................................    60,000       2,088,000
Yahoo!, Inc. (a)............................................   275,000       7,639,500
                                                                          ------------
                                                                            16,558,306
                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES  4.0%
Millipore Corp. (a).........................................    50,000       3,495,000
Thermo Fisher Scientific, Inc. (a)..........................    60,000       3,355,800
                                                                          ------------
                                                                             6,850,800
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  5.2%
Applied Materials, Inc. ....................................    85,000       1,629,450
KLA-Tencor Corp. ...........................................    70,000       2,940,700
Lam Research Corp. (a)......................................    60,000       2,414,400
MEMC Electronic Materials, Inc. (a).........................    25,000       1,907,000
                                                                          ------------
                                                                             8,891,550
                                                                          ------------
SEMICONDUCTORS  7.2%
Broadcom Corp., Class A (a).................................    65,000       1,229,150
Cypress Semiconductor Corp. (a).............................    65,000       1,413,100
Intel Corp. ................................................   125,000       2,493,750
Linear Technology Corp. ....................................    60,000       1,662,600
Marvell Technology Group, Ltd. (Bermuda) (a)................   150,000       1,696,500
Microchip Technology, Inc. .................................    60,000       1,846,800
Texas Instruments, Inc. ....................................    65,000       1,947,400
                                                                          ------------
                                                                            12,289,300
                                                                          ------------
SPECIALIZED FINANCE  0.9%
CME Group, Inc. ............................................     3,000       1,539,900
                                                                          ------------

SYSTEMS SOFTWARE  9.8%
BMC Software, Inc. (a)......................................   125,000       4,035,000
McAfee, Inc. (a)............................................   125,000       4,158,750
Microsoft Corp. ............................................    65,000       1,769,300
Oracle Corp. (a)............................................   175,000       3,290,000
Symantec Corp. (a)..........................................    95,000       1,599,800
VMware, Inc., Class A (a)...................................    32,500       1,906,775
                                                                          ------------
                                                                            16,759,625
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  1.2%
America Movil, SA de CV, Ser L--ADR (Mexico)................    35,000       2,116,100
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  98.6%
(Cost $156,942,805)....................................................    169,227,831
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.8%
Banc of America Securities ($1,209,581 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $1,209,900).........   $  1,209,581
Citigroup Global Markets, Inc. ($1,075,184 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $1,075,457).........      1,075,184
State Street Bank & Trust Co. ($735,235 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $735,398)...........        735,235
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,020,000)....................................................      3,020,000
                                                                          ------------

TOTAL INVESTMENTS  100.4%
  (Cost $159,962,805)..................................................    172,247,831
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................       (630,423)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $171,617,408
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $159,962,805).......................  $  172,247,831
Cash........................................................             526
Receivables:
  Investments Sold..........................................       4,330,199
  Fund Shares Sold..........................................         154,223
  Dividends.................................................         143,238
  Interest..................................................             252
Other.......................................................          83,569
                                                              --------------
    Total Assets............................................     176,959,838
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       3,931,829
  Distributor and Affiliates................................         534,712
  Fund Shares Repurchased...................................         322,476
  Investment Advisory Fee...................................         125,189
Trustees' Deferred Compensation and Retirement Plans........         146,633
Accrued Expenses............................................         281,591
                                                              --------------
    Total Liabilities.......................................       5,342,430
                                                              --------------
NET ASSETS..................................................  $  171,617,408
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,670,654,959
Net Unrealized Appreciation.................................      12,285,026
Accumulated Net Investment Loss.............................      (2,021,485)
Accumulated Net Realized Loss...............................  (1,509,301,092)
                                                              --------------
NET ASSETS..................................................  $  171,617,408
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $97,138,100 and 19,305,184 shares of
    beneficial interest issued and outstanding).............  $         5.03
    Maximum sales charge (5.75%* of offering price).........            0.31
                                                              --------------
    Maximum offering price to public........................  $         5.34
                                                              ==============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $59,875,959 and 12,697,893 shares of
    beneficial interest issued and outstanding).............  $         4.72
                                                              ==============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $14,603,349 and 3,097,287 shares of
    beneficial interest issued and outstanding).............  $         4.71
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $    410,050
Interest....................................................        63,053
                                                              ------------
    Total Income............................................       473,103
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       921,428
Transfer Agent Fees.........................................       898,215
Distribution (12b-1) and Service Fees
  Class A...................................................       131,764
  Class B...................................................       409,636
  Class C...................................................        87,117
Reports to Shareholders.....................................        42,631
Registration Fees...........................................        39,267
Professional Fees...........................................        37,797
Accounting and Administrative Expenses......................        28,244
Custody.....................................................        12,997
Trustees' Fees and Related Expenses.........................        12,173
Other.......................................................        13,792
                                                              ------------
    Total Expenses..........................................     2,635,061
    Expense Reduction.......................................       262,199
    Less Credits Earned on Cash Balances....................         3,871
                                                              ------------
    Net Expenses............................................     2,368,991
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (1,895,888)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 10,295,405
  Foreign Currency Transactions.............................        (7,052)
                                                              ------------
Net Realized Gain...........................................    10,288,353
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    45,530,065
  End of the Period.........................................    12,285,026
                                                              ------------
Net Unrealized Depreciation During the Period...............   (33,245,039)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(22,956,686)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(24,852,574)
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 29, 2008    AUGUST 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................    $ (1,895,888)       $ (4,941,997)
Net Realized Gain.......................................      10,288,353          31,711,247
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (33,245,039)         12,019,249
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (24,852,574)         38,788,499
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      25,952,673          25,894,506
Cost of Shares Repurchased..............................     (40,616,299)        (86,687,899)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (14,663,626)        (60,793,393)
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS............................     (39,516,200)        (22,004,894)
NET ASSETS:
Beginning of the Period.................................     211,133,608         233,138,502
                                                            ------------        ------------
End of the Period (Including accumulated net investment
  loss of $2,021,485 and $125,597, respectively)........    $171,617,408        $211,133,608
                                                            ============        ============

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS A SHARES                 FEBRUARY 29,    -----------------------------------------------
                                   2008         2007      2006      2005       2004      2003
                               ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $  5.75       $ 4.81    $ 4.89    $  3.88    $ 3.93    $ 2.90
                                 -------       ------    ------    -------    ------    ------
  Net Investment Loss (a).....      (.04)        (.09)     (.09)      (.08)     (.09)     (.08)
  Net Realized and Unrealized
    Gain/Loss.................      (.68)        1.03       .01       1.09       .04      1.11
                                 -------       ------    ------    -------    ------    ------
Total from
  Investment Operations.......      (.72)         .94      (.08)      1.01      (.05)     1.03
                                 -------       ------    ------    -------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................   $  5.03       $ 5.75    $ 4.81    $  4.89    $ 3.88    $ 3.93
                                 =======       ======    ======    =======    ======    ======

Total Return* (b).............   -12.52%**     19.54%    -1.64%     26.03%    -1.27%    35.52%
Net Assets at End of the
  Period (In millions)........   $  97.1       $102.9    $ 98.0    $ 113.1    $108.7    $125.3
Ratio of Expenses to Average
  Net Assets*.................     1.95%        2.27%     2.26%      2.42%     2.34%     2.88%
Ratio of Net Investment Loss
  to Average Net Assets*......    (1.48%)      (1.78%)   (1.79%)    (1.72%)   (2.13%)   (2.73%)
Portfolio Turnover............       61%**       113%       88%        93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets.......     2.20%        2.32%       N/A        N/A       N/A       N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets...................    (1.73%)      (1.83%)      N/A        N/A       N/A       N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS B SHARES                    FEBRUARY 29,    ----------------------------------------------
                                      2008         2007      2006      2005      2004      2003
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $  5.39       $ 4.55    $ 4.66    $ 3.73    $ 3.81    $ 2.83
                                    -------       ------    ------    ------    ------    ------
  Net Investment Loss (a)........      (.06)        (.13)     (.12)     (.11)     (.12)     (.10)
  Net Realized and Unrealized
    Gain/Loss....................      (.61)         .97       .01      1.04       .04      1.08
                                    -------       ------    ------    ------    ------    ------
Total from Investment
  Operations.....................      (.67)         .84      (.11)      .93      (.08)      .98
                                    -------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.....................   $  4.72       $ 5.39    $ 4.55    $ 4.66    $ 3.73    $ 3.81
                                    =======       ======    ======    ======    ======    ======

Total Return* (b)................   -12.43%**     18.46%    -2.36%    24.93%    -2.10%    34.63%
Net Assets at End of the Period
  (In millions)..................   $  59.9       $ 90.3    $111.2    $144.8    $146.7    $172.7
Ratio of Expenses to Average Net
  Assets*........................     2.70%        3.04%     3.03%     3.19%     3.11%     3.65%
Ratio of Net Investment Loss to
  Average Net Assets*............    (2.25%)      (2.56%)   (2.56%)   (2.49%)   (2.91%)   (3.50%)
Portfolio Turnover...............       61%**       113%       88%       93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
   Net Assets....................     2.97%        3.09%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss
   to Average Net Assets.........    (2.52%)      (2.61%)      N/A       N/A       N/A       N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED AUGUST 31,
CLASS C SHARES                 FEBRUARY 29,      ----------------------------------------------
                                   2008           2007      2006      2005      2004      2003
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $   5.39        $ 4.55    $ 4.66    $ 3.73    $ 3.81    $ 2.83
                                 --------        ------    ------    ------    ------    ------
  Net Investment Loss (a)....        (.06)         (.13)     (.12)     (.11)     (.12)     (.10)
  Net Realized and Unrealized
    Gain/Loss................        (.62)          .97       .01      1.04       .04      1.08
                                 --------        ------    ------    ------    ------    ------
Total from Investment
  Operations.................        (.68)          .84      (.11)      .93      (.08)      .98
                                 --------        ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $   4.71        $ 5.39    $ 4.55    $ 4.66    $ 3.73    $ 3.81
                                 ========        ======    ======    ======    ======    ======
Total Return* (b)............     -12.62%**      18.46%    -2.36%    24.93%    -2.10%    34.63%
Net Assets at End of the
  Period (In millions).......    $   14.6        $ 17.9    $ 24.0    $ 31.8    $ 34.7    $ 43.4
Ratio of Expenses to Average
  Net Assets*................       2.70%         3.05%     3.03%     3.19%     3.11%     3.66%
Ratio of Net Investment Loss
  to Average Net Assets*.....      (2.23%)       (2.57%)   (2.56%)   (2.49%)   (2.91%)   (3.51%)
Portfolio Turnover...........         61%**        113%       88%       93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets......       2.97%         3.10%       N/A       N/A       N/A       N/A
   Ratio of Net Investment
     Loss to Average Net
     Assets..................      (2.50%)       (2.61%)      N/A       N/A       N/A       N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of February 29, 2008, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2007, the Fund utilized capital losses carried forward of $28,714,570. At August 31, 2007, the Fund had an accumulated capital loss carry forward for tax purposes of $1,519,589,447, which will expire according to the following schedule.

    AMOUNT                                                                    EXPIRATION
$   91,462,594 ...........................................................  August 31, 2009
 1,245,430,493 ...........................................................  August 31, 2010
   182,696,360 ...........................................................  August 31, 2011

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $159,962,805
                                                              ============
Gross tax unrealized appreciation...........................  $ 23,515,588
Gross tax unrealized depreciation...........................   (11,230,562)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,285,026
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no taxable distributions paid during the year ended August 31, 2007.

    As of August 31, 2007, there were no distributable earnings on a tax basis.

F. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $3,871 as a result of credits earned on cash balances.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.95%, 2.70%, and 2.70% for Classes A, B and C Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 29, 2008, the Adviser waived or reimbursed approximately $262,200 of advisory fees or other expenses.

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $32,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $785,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $73,029 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $10,644.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $19,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $31,100. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                              FOR THE                        FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         FEBRUARY 29, 2008               AUGUST 31, 2007
                                     --------------------------    ---------------------------
                                       SHARES         VALUE          SHARES          VALUE
Sales:
  Class A..........................   4,019,680    $ 22,917,086      3,799,287    $ 20,809,366
  Class B..........................     408,953       2,224,447        839,824       4,172,437
  Class C..........................     144,300         811,140        178,795         912,703
                                     ----------    ------------    -----------    ------------
Total Sales........................   4,572,933    $ 25,952,673      4,817,906    $ 25,894,506
                                     ==========    ============    ===========    ============
Repurchases:
  Class A..........................  (2,622,132)   $(14,962,299)    (6,286,810)   $(33,022,140)
  Class B..........................  (4,456,690)    (23,664,676)    (8,546,160)    (42,999,217)
  Class C..........................    (368,057)     (1,989,324)    (2,131,579)    (10,666,542)
                                     ----------    ------------    -----------    ------------
Total Repurchases..................  (7,446,879)   $(40,616,299)   (16,964,549)   $(86,687,899)
                                     ==========    ============    ===========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $2,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $125,163,505 and $143,600,756, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution,

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $28,674,600 and $239,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 22

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                  77, 177, 277
                                                                  TECHSAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-0199OP-Y02/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                            A SHARES              B SHARES              C SHARES          I SHARES
                          since 9/26/01         since 9/26/01        since 9/26/01      since 8/12/05
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                W/MAX
                                    5.75%                 5.00%                1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE      CHARGES

Since Inception         11.58%      10.55%    10.79%      10.79%    10.96%     10.96%      13.41%

5-year                  18.84       17.45     18.03       17.88     18.27      18.27          --

1-year                   1.99       -3.85      1.29       -3.14      1.31       0.42        2.29

6-month                 -7.09      -12.42     -7.40      -11.45     -7.35      -8.16       -6.99
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of
1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

International stock markets declined for the six months ended February 29, 2008, amid tightening global credit conditions, soaring prices for oil and other commodities, and fears of a U.S. recession. Multi-billion dollar losses reported by large banks created a great deal of uncertainty among investors. Although the U.S. Federal Reserve stepped in with a series of reductions to the target federal funds rate and a number of other initiatives to bolster liquidity, an increasingly pessimistic outlook began to dominate sentiment and expectations for global economic growth were revised lower for the remainder of 2008.

Regionally, European markets overall fell during the period, with those countries with larger financial sectors particularly struggling. The Asia-Pacific region and Japan, however, remained rather insulated from the financial sector problems in the Western markets. Nevertheless, Japan was among the weakest performing countries during the period, as political instability and a stronger yen contributed to a volatile market there, along with concerns about the impact of a possible recession in the U.S.

Against this backdrop, investors sought areas of the market they perceived to have greater stability in an uncertain or deteriorating economic environment, such as large-capitalization stocks. Sectors with strong commodity exposure, namely energy and materials, were the best performing groups as the underlying commodity prices for oil and certain metals achieved new record highs. By contrast, the financials and consumer discretionary sectors were especially weak, as fallout from the subprime mortgage market, ongoing contraction in the U.S. housing market and inflationary pressures continued to weigh on investors.

PERFORMANCE ANALYSIS

All share classes of Van Kampen International Advantage Fund underperformed the MSCI AC World Index ex-USA for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

----------------------------------------------------------------------
                                                MSCI AC WORLD
      CLASS A   CLASS B   CLASS C   CLASS I      INDEX EX-USA

      -7.09%    -7.40%    -7.35%    -6.99%          -1.63%
----------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

After outperforming the MSCI AC World Index ex-USA in the six months prior to the period under review (February to August 2007), the Fund took a disappointing turn in this six-month period (August 2007 to February 2008). Although our performance discussion includes an analysis of country and sector allocations, we note that these allocations are a result of our bottom-up stock selection process and not an intentional decision to emphasize or de-emphasize certain markets or market sectors.

That said, a key detractor from the Fund's relative returns during the period was the combination of an underweight allocation and stock selection in Canada. This weakness was somewhat offset by the positive influence of an underweight in Japan, an overweight in Hong Kong and an underweight in France. Our stock selection in Germany and Ireland also turned out to be advantageous during the period under review.

From a sector perspective, underweight positions in both the energy and materials sectors and an overweight in the consumer discretionary sector cost the Fund relative performance, despite the Fund benefiting from an underweight in the financials sector. Stock selection in the consumer staples, consumer discretionary and financials sectors was likewise detrimental to relative results. However, stock selection in the health care sector was a strong positive contributor to relative performance, but it did not fully offset weaker stock selection elsewhere.

Several other factors had a notable effect on performance. The Fund's underweight in emerging market stocks hampered relative performance, as the emerging markets strongly outperformed the developed markets during the period under review. The Fund's holdings in small and mid-cap stocks also dampened gains because these segments were outpaced by large-cap stocks. Conversely, the Fund's emphasis on growth-oriented stocks, which led value stocks during the period, provided some support to performance.

Our focus remains on investing with the discipline it takes to ride out the market's short-term gyrations and we continue to seek compelling performance over the long term.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 2/29/08
Telefonica, SA                                                    3.5%
Fresenius, AG                                                     3.3
Standard Chartered PLC                                            3.1
QIAGEN N.V.                                                       3.1
ICON PLC                                                          3.1
Lonza Group, AG                                                   3.1
Teva Pharmaceutical Industries, Ltd.                              3.0
Wirecard, AG                                                      2.9
iShares MSCI EAFE Index Fund                                      2.8
DAITO Trust Construction Co., Ltd.                                2.8

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/29/08
United Kingdom                                                   15.7%
Germany                                                          11.1
Bermuda                                                          10.5
Singapore                                                         6.1
Switzerland                                                       6.1
Spain                                                             5.6
Mexico                                                            4.4
Israel                                                            4.2
Netherlands                                                       3.1
Ireland                                                           3.1
South Africa                                                      3.1
Japan                                                             2.7
Italy                                                             2.7
Australia                                                         2.6
France                                                            2.4
Canada                                                            2.2
Greece                                                            2.2
United States                                                     2.0
Sweden                                                            1.5
China                                                             1.5
India                                                             1.4
                                                                -----
Total Common Stock                                               94.2
Investment Companies                                              4.7
                                                                -----
Total Long Term Investments                                      98.9
Total Repurchase Agreements                                       0.6
                                                                -----
Total Investments                                                99.5
Assets in Excess of Other Liabilities                             0.5
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $  929.06          $ 7.82
  Hypothetical................................     1,000.00         1,016.76            8.17
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           925.97           11.49
  Hypothetical................................     1,000.00         1,012.93           12.01
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           926.47           11.50
  Hypothetical................................     1,000.00         1,012.93           12.01
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           930.09            6.72
  Hypothetical................................     1,000.00         1,017.90            7.02
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, 2.40%, 2.40% and 1.40% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  94.2%
AUSTRALIA  2.6%
A.B.C. Learning Centres, Ltd. ..............................    550,523    $  1,072,585
Computershare, Ltd. ........................................    359,600       2,808,237
                                                                           ------------
                                                                              3,880,822
                                                                           ------------
BERMUDA  10.5%
Axis Capital Holdings, Ltd. ................................     61,744       2,276,501
Esprit Holdings, Ltd. ......................................    333,111       4,139,956
Li & Fung, Ltd. ............................................  1,154,000       4,148,339
MF Global, Ltd. (a).........................................    158,200       2,776,410
Willis Group Holdings, Ltd. ................................     73,000       2,398,050
                                                                           ------------
                                                                             15,739,256
                                                                           ------------
CANADA  2.2%
SunOpta, Inc. (a)...........................................    554,810       3,367,697
                                                                           ------------

CHINA  1.5%
China Shenhua Energy Co., Ltd. .............................    440,000       2,243,231
                                                                           ------------

FRANCE  2.4%
Ipsen, SA...................................................     58,722       3,550,788
                                                                           ------------

GERMANY  11.1%
adidas-Salomon, AG..........................................     64,451       4,043,549
Fresenius, AG...............................................     56,560       5,021,205
United Internet, AG.........................................    170,166       3,221,151
Wirecard, AG (a)............................................    259,294       4,372,381
                                                                           ------------
                                                                             16,658,286
                                                                           ------------
GREECE  2.2%
EFG Eurobank Ergasias, SA...................................    115,095       3,313,337
                                                                           ------------

INDIA  1.4%
ACC, Ltd. ..................................................    105,897       2,085,993
                                                                           ------------

IRELAND  3.1%
ICON PLC--ADR (a)...........................................     69,800       4,613,780
                                                                           ------------

ISRAEL  4.2%
Strauss Group, Ltd. (a).....................................    134,059       1,904,716
Teva Pharmaceutical Industries, Ltd.--ADR...................     90,668       4,449,079
                                                                           ------------
                                                                              6,353,795
                                                                           ------------
ITALY  2.7%
UniCredito Italiano S.p.A. .................................    548,006       4,020,671
                                                                           ------------

JAPAN  2.7%
DAITO Trust Construction Co., Ltd. .........................     76,700       4,149,066
                                                                           ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
MEXICO  4.4%
Fomento Economico Mexicano, SA de CV, Class B--ADR..........     82,450    $  3,298,000
Grupo Aeroportuario del Sureste, SA de CV, Class B--ADR.....     64,500       3,348,840
                                                                           ------------
                                                                              6,646,840
                                                                           ------------
NETHERLANDS  3.1%
QIAGEN N.V. (a).............................................    211,690       4,655,063
                                                                           ------------

SINGAPORE  6.1%
Cosco Corp., Ltd. ..........................................  1,332,959       3,764,799
Flextronics International, Ltd. (a).........................    248,983       2,524,688
Singapore Airlines, Ltd. ...................................    270,800       2,936,433
                                                                           ------------
                                                                              9,225,920
                                                                           ------------
SOUTH AFRICA  3.1%
Aspen Pharmacare Holdings, Ltd. (a).........................    487,802       1,911,822
Pretoria Portland Cement Co., Ltd. .........................    497,758       2,700,423
                                                                           ------------
                                                                              4,612,245
                                                                           ------------
SPAIN  5.6%
Banco Santander Central Hispano, SA.........................    177,102       3,165,580
Telefonica, SA..............................................    184,540       5,341,882
                                                                           ------------
                                                                              8,507,462
                                                                           ------------
SWEDEN  1.5%
ORC Software, AB............................................     96,318       2,273,985
                                                                           ------------

SWITZERLAND  6.1%
Lonza Group, AG.............................................     34,900       4,602,542
Nobel Biocare Holding, AG...................................     10,131       2,458,740
UBS, AG.....................................................     64,643       2,116,639
                                                                           ------------
                                                                              9,177,921
                                                                           ------------
UNITED KINGDOM  15.7%
BlueBay Asset Management PLC................................    564,920       3,350,977
Homeserve PLC...............................................     72,500       2,828,939
Intertek Group PLC..........................................    220,079       3,896,092
Man Group PLC...............................................    251,721       2,743,049
SABMiller PLC...............................................    147,200       3,052,465
Shire PLC...................................................    157,942       3,085,577
Standard Chartered PLC......................................    143,526       4,718,256
                                                                           ------------
                                                                             23,675,355
                                                                           ------------
UNITED STATES  2.0%
NII Holdings, Inc., Class B (a).............................     76,088       3,022,976
                                                                           ------------

TOTAL COMMON STOCKS  94.2%..............................................    141,774,489
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
INVESTMENT COMPANIES  4.7%
iShares CDN S&P/TSX 60 Index Fund...........................      4,800    $    390,145
iShares MSCI EAFE Index Fund................................     58,100       4,151,826
iShares MSCI Emerging Markets Index Fund....................      7,700       1,074,381
KKR Private Equity Investor LP..............................     97,536       1,462,060
                                                                           ------------
TOTAL INVESTMENT COMPANIES..............................................      7,078,412
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $132,541,167)...................................................    148,852,901
                                                                           ------------

REPURCHASE AGREEMENTS  0.6%
Banc of America Securities ($343,249 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $343,339)............        343,249
Citigroup Global Markets, Inc. ($305,110 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $305,188)............        305,110
State Street Bank & Trust Co. ($208,641 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $208,687)............        208,641
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $857,000).......................................................        857,000
                                                                           ------------

TOTAL INVESTMENTS  99.5%
  (Cost $133,398,167)...................................................    149,709,901
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.............................        791,028
                                                                           ------------

NET ASSETS  100.0%......................................................   $150,500,929
                                                                           ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $106,505,465 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks...........................................  $ 15,217,845       10.1%
Life Sciences Tools & Services..............................    13,871,385        9.2
Pharmaceuticals.............................................    12,997,265        8.6
Diversified Commercial & Professional Services..............    11,097,411        7.4
Health Care Equipment.......................................     7,479,945        5.0
Investment Companies........................................     7,078,412        4.7
Integrated Telecommunication Services.......................     5,341,882        3.5
Packaged Foods & Meats......................................     5,272,413        3.5
Construction Materials......................................     4,786,417        3.2
Homebuilding................................................     4,149,066        2.8
Distributors................................................     4,148,339        2.8
Apparel Retail..............................................     4,139,956        2.8
Apparel, Accessories & Luxury Goods.........................     4,043,549        2.7
Marine......................................................     3,764,799        2.5
Other Diversified Financial Services........................     3,350,977        2.2
Airport Services............................................     3,348,840        2.2
Soft Drinks.................................................     3,298,000        2.2
Internet Software & Services................................     3,221,151        2.1
Brewers.....................................................     3,052,465        2.0
Wireless Telecommunication Services.........................     3,022,976        2.0
Airlines....................................................     2,936,434        2.0
Data Processing & Outsourced Services.......................     2,808,237        1.9
Investment Banking & Brokerage..............................     2,776,410        1.8
Asset Management & Custody Banks............................     2,743,049        1.8
Electronic Manufacturing Services...........................     2,524,688        1.7
Insurance Brokers...........................................     2,398,050        1.6
Property & Casualty Insurance...............................     2,276,501        1.5
Application Software........................................     2,273,985        1.5
Coal & Consumable Fuels.....................................     2,243,231        1.5
Diversified Capital Markets.................................     2,116,639        1.4
Education Services..........................................     1,072,584        0.7
                                                              ------------      -----
                                                              $148,852,901       98.9%
                                                              ============      =====

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $133,398,167).......................  $149,709,901
Cash........................................................           439
Receivables:
  Investments Sold..........................................     3,122,337
  Fund Shares Sold..........................................       199,559
  Dividends.................................................       119,333
  Interest..................................................            71
Other.......................................................     1,072,028
                                                              ------------
    Total Assets............................................   154,223,668
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,529,039
  Custodian Bank............................................       299,876
  Fund Shares Repurchased...................................       291,382
  Distributor and Affiliates................................       155,765
  Investment Advisory Fee...................................       107,969
  Capital Gain Tax..........................................         6,874
Trustees' Deferred Compensation and Retirement Plans........       153,110
Accrued Expenses............................................       178,724
                                                              ------------
    Total Liabilities.......................................     3,722,739
                                                              ------------
NET ASSETS..................................................  $150,500,929
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $134,949,119
Net Unrealized Appreciation.................................    16,317,521
Accumulated Net Realized Gain...............................       380,218
Accumulated Undistributed Net Investment Income.............    (1,145,929)
                                                              ------------
NET ASSETS..................................................  $150,500,929
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $92,231,485 and 6,985,381 shares of
    beneficial interest issued and outstanding).............  $      13.20
    Maximum sales charge (5.75%* of offering price).........          0.81
                                                              ------------
    Maximum offering price to public........................  $      14.01
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,237,811 and 1,810,221 shares of
    beneficial interest issued and outstanding).............  $      12.84
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,375,453 and 875,249 shares of
    beneficial interest issued and outstanding).............  $      13.00
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,656,180 and 1,791,404 shares of
    beneficial interest issued and outstanding).............  $      13.21
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $35,414).....  $  1,630,174
Interest....................................................       132,594
                                                              ------------
    Total Income............................................     1,762,768
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       813,119
Distribution (12b-1) and Service Fees
  Class A...................................................       150,635
  Class B...................................................       132,858
  Class C...................................................        62,389
Transfer Agent Fees.........................................       201,033
Professional Fees...........................................        76,856
Custody.....................................................        38,122
Accounting and Administrative Expenses......................        37,125
Registration Fees...........................................        36,821
Reports to Shareholders.....................................        21,905
Trustees' Fees and Related Expenses.........................        12,808
Other.......................................................        19,845
                                                              ------------
    Total Expenses..........................................     1,603,516
    Expense Reduction.......................................         2,100
    Less Credits Earned on Cash Balances....................         3,667
                                                              ------------
    Net Expenses............................................     1,597,749
                                                              ------------
NET INVESTMENT INCOME.......................................  $    165,019
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 17,305,881
  Foreign Currency Transactions.............................        11,509
                                                              ------------
Net Realized Gain...........................................    17,317,390
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    41,676,010
                                                              ------------
  End of the Period:
    Investments (Includes Capital Gain Tax of $(6,874)).....    16,304,860
    Foreign Currency Translation............................        12,661
                                                              ------------
                                                                16,317,521
                                                              ------------
Net Unrealized Depreciation During the Period...............   (25,358,489)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (8,041,099)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (7,876,080)
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 29, 2008    AUGUST 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $    165,019        $    472,717
Net Realized Gain.......................................      17,317,390           3,411,441
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (25,358,489)         35,069,747
                                                            ------------        ------------
Change in Net Assets from Operations....................      (7,876,080)         38,953,905
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares........................................      (1,320,084)           (439,652)
  Class B Shares........................................        (187,360)                -0-
  Class C Shares........................................         (91,134)                -0-
  Class I Shares........................................        (326,107)            (72,919)
                                                            ------------        ------------
                                                              (1,924,685)           (512,571)
                                                            ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares........................................     (12,427,753)        (12,619,640)
  Class B Shares........................................      (3,308,209)         (2,850,339)
  Class C Shares........................................      (1,525,840)         (1,182,942)
  Class I Shares........................................      (2,472,823)         (1,399,962)
                                                            ------------        ------------
                                                             (19,734,625)        (18,052,883)
                                                            ------------        ------------
Total Distributions.....................................     (21,659,310)        (18,565,454)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (29,535,390)         20,388,451
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      42,683,091          80,014,314
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      20,837,650          17,896,028
Cost of Shares Repurchased..............................     (84,169,638)        (57,291,080)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (20,648,897)         40,619,262
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................     (50,184,287)         61,007,713
NET ASSETS:
Beginning of the Period.................................     200,685,216         139,677,503
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,145,929) and $613,737,
  respectively).........................................    $150,500,929        $200,685,216
                                                            ============        ============

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                  YEAR ENDED AUGUST 31,
CLASS A SHARES                      FEB. 29,    ----------------------------------------------
                                      2008       2007      2006      2005      2004      2003
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $16.28     $14.52    $12.56    $10.86    $ 9.83    $ 9.43
                                     ------     ------    ------    ------    ------    ------
  Net Investment Income (a)........    0.02       0.06      0.06      0.13      0.04      0.09
  Net Realized and Unrealized
    Gain/Loss......................   (0.92)      3.64      2.16      2.14      0.99      0.88
                                     ------     ------    ------    ------    ------    ------
Total from Investment Operations...   (0.90)      3.70      2.22      2.27      1.03      0.97
                                     ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................    0.21       0.07      0.10       -0-       -0-      0.57
  Distributions from Net Realized
    Gain...........................    1.97       1.87      0.16      0.57       -0-       -0-
                                     ------     ------    ------    ------    ------    ------
Total Distributions................    2.18       1.94      0.26      0.57       -0-      0.57
                                     ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $13.20     $16.28    $14.52    $12.56    $10.86    $ 9.83
                                     ======     ======    ======    ======    ======    ======

Total Return* (b)..................  -7.09%**   27.06%    17.91%    21.36%    10.48%    11.20%
Net Assets at End of the Period (In
  millions)........................  $ 92.2     $144.3    $ 97.7    $ 70.3    $ 13.9    $  5.6
Ratio of Expenses to Average Net
  Assets*..........................   1.63%      1.62%     1.65%     1.70%     1.72%     1.75%
Ratio of Net Investment Income to
  Average Net Assets*..............   0.29%      0.41%     0.44%     1.08%     0.38%     0.98%
Portfolio Turnover.................     25%**      22%      124%       69%       68%       43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets........................     N/A        N/A     1.68%     1.97%     2.86%     4.85%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets........................     N/A        N/A     0.41%     0.81%    (0.76%)   (2.11%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                    MONTHS
                                    ENDED                  YEAR ENDED AUGUST 31,
CLASS B SHARES                     FEB. 29,    ----------------------------------------------
                                     2008       2007      2006      2005      2004      2003
                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $15.85     $14.22    $12.32    $10.73    $ 9.77    $ 9.38
                                    ------     ------    ------    ------    ------    ------
  Net Investment Income/Loss (a)..   (0.03)     (0.06)    (0.05)     0.05     (0.03)      -0-(b)
  Net Realized and Unrealized
    Gain/Loss.....................   (0.90)      3.56      2.13      2.11      0.99      0.89
                                    ------     ------    ------    ------    ------    ------
Total from Investment
  Operations......................   (0.93)      3.50      2.08      2.16      0.96      0.89
                                    ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income.............    0.11        -0-      0.02       -0-       -0-      0.50
  Distributions from Net Realized
    Gain..........................    1.97       1.87      0.16      0.57       -0-       -0-
                                    ------     ------    ------    ------    ------    ------
Total Distributions...............    2.08       1.87      0.18      0.57       -0-      0.50
                                    ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $12.84     $15.85    $14.22    $12.32    $10.73    $ 9.77
                                    ======     ======    ======    ======    ======    ======

Total Return* (c).................  -7.40%**   26.13%    17.05%    20.57%     9.83%    10.40%
Net Assets at End of the Period
  (In millions)...................  $ 23.2     $ 25.5    $ 22.8    $ 25.3    $  2.6    $  1.2
Ratio of Expenses to Average Net
  Assets*.........................   2.40%      2.37%     2.40%     2.41%     2.35%     2.50%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*.........................  (0.35%)    (0.38%)   (0.37%)    0.42%    (0.28%)   (0.02%)
Portfolio Turnover................     25%**      22%      124%       69%       68%       43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................   2.41%        N/A     2.43%     2.66%     3.30%     5.60%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.......................  (0.36%)       N/A    (0.40%)    0.17%    (1.23%)   (3.12%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX
                                MONTHS
                                ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                 FEB. 29,    ---------------------------------------------------
                                 2008       2007      2006      2005      2004           2003
                               ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $16.02     $14.36    $12.45    $10.84    $ 9.77         $ 9.38
                                ------     ------    ------    ------    ------         ------
  Net Investment Income/Loss
    (a).......................   (0.03)     (0.06)    (0.05)     0.04      0.07            -0-(b)
  Net Realized and Unrealized
    Gain/Loss.................   (0.90)      3.59      2.15      2.14      1.00           0.89
                                ------     ------    ------    ------    ------         ------
Total from Investment
  Operations..................   (0.93)      3.53      2.10      2.18      1.07           0.89
                                ------     ------    ------    ------    ------         ------
Less:
  Distributions from Net
    Investment Income.........    0.12        -0-      0.03       -0-       -0-           0.50
                                ------     ------    ------    ------    ------         ------
  Distributions from Net
    Realized Gain.............    1.97       1.87      0.16      0.57       -0-            -0-
                                ------     ------    ------    ------    ------         ------
Total Distributions...........    2.09       1.87      0.19      0.57       -0-           0.50
                                ------     ------    ------    ------    ------         ------
NET ASSET VALUE, END OF THE
  PERIOD......................  $13.00     $16.02    $14.36    $12.45    $10.84         $ 9.77
                                ======     ======    ======    ======    ======         ======

Total Return* (c).............  -7.35%**   26.08%    17.05%    20.54%(d) 10.95%(d)(e)   10.40%(d)
Net Assets at End of the
  Period (In millions)........  $ 11.4     $ 12.0    $  8.9    $  7.6    $  1.7         $  0.8
Ratio of Expenses to Average
  Net Assets*.................   2.40%      2.37%     2.40%     2.40%(d)  1.77%(d)       2.50%(d)
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*.....................  (0.36%)    (0.37%)   (0.34%)    0.34%(d)  0.59%(d)(e)    0.00%(d)
Portfolio Turnover............     25%**      22%      124%       69%       68%            43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets.......   2.41%        N/A     2.43%     2.67%(d)  2.92%(d)       5.60%(d)
   Ratio of Net Investment
     Income/Loss to Average
     Net Assets...............  (0.37%)       N/A    (0.37%)    0.07%(d) (0.56%)(d)(e)  (3.09%)(d)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12B-1 fees of less than 1% (see footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investments Income/Loss to Average Net Assets of 0.31%.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS           YEAR ENDED       AUGUST 12, 2005
                                           ENDED             AUGUST 31,       (COMMENCEMENT OF
CLASS I SHARES                         FEBRUARY 29,       ----------------     OPERATIONS) TO
                                           2008            2007      2006     AUGUST 31, 2005
                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................      $16.31          $14.54    $12.56         $12.77
                                          ------          ------    ------         ------
  Net Investment Income (a).........        0.05            0.11      0.08           0.01
  Net Realized and Unrealized
    Gain/Loss.......................       (0.92)           3.63      2.19          (0.22)
                                          ------          ------    ------         ------
Total from Investment Operations....       (0.87)           3.74      2.27          (0.21)
                                          ------          ------    ------         ------
Less:
  Distributions from Net Investment
    Income..........................        0.26            0.10      0.13            -0-
  Distributions from Net Realized
    Gain............................        1.97            1.87      0.16            -0-
                                          ------          ------    ------         ------
Total Distributions.................        2.23            1.97      0.29            -0-
                                          ------          ------    ------         ------
NET ASSET VALUE, END OF THE
  PERIOD............................      $13.21          $16.31    $14.54         $12.56
                                          ======          ======    ======         ======

Total Return* (b)...................      -6.99%**        27.37%    18.27%         -1.64%**
Net Assets at End of the Period (In
  millions).........................      $ 23.7          $ 18.9    $ 10.3         $  9.4
Ratio of Expenses to Average Net
  Assets*...........................       1.40%           1.37%     1.40%          1.40%
Ratio of Net Investment Income to
  Average Net Assets*...............       0.59%           0.68%     0.61%          1.00%
Portfolio Turnover..................         25%**           22%      124%            69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.........................       1.41%             N/A     1.43%          1.52%
   Ratio of Net Investment Income to
     Average Net Assets.............       0.58%             N/A     0.58%          0.88%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $133,484,146
                                                                ------------
Gross tax unrealized appreciation...........................    $ 30,608,550
Gross tax unrealized depreciation...........................     (14,382,795)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 16,225,755
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $ 1,729,392
  Long-term capital gain....................................     16,836,062
                                                                -----------
                                                                $18,565,454
                                                                ===========

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  823,441
Undistributed long-term capital gain........................     2,722,120

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. CREDIT EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $3,667 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.63%, 2.40% 2.40% and 1.40% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 29, 2008, the Adviser waived or reimbursed approximately $2,100 of advisory fees or other expenses.

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $14,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services, and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

approximately $45,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $167,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $87,400 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $580.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $37,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $13,500. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                          FEBRUARY 29, 2008              AUGUST 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,562,124    $ 26,630,263     4,015,435    $ 61,885,536
  Class B...........................     290,799       4,669,034       423,341       6,405,119
  Class C...........................     117,096       1,890,145       204,422       3,165,828
  Class I...........................     642,047       9,493,649       554,601       8,557,831
                                      ----------    ------------    ----------    ------------
Total Sales.........................   2,612,066    $ 42,683,091     5,197,799    $ 80,014,314
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     886,176    $ 13,257,190       870,612    $ 12,667,281
  Class B...........................     224,613       3,272,605       187,141       2,664,892
  Class C...........................     102,384       1,510,172        75,763       1,090,974
  Class I...........................     187,011       2,797,683       101,229       1,472,881
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........   1,400,184    $ 20,837,650     1,234,745    $ 17,896,028
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (4,328,542)   $(75,242,165)   (2,747,008)   $(42,601,139)
  Class B...........................    (312,378)     (4,551,417)     (608,485)     (9,231,770)
  Class C...........................     (94,742)     (1,419,249)     (148,368)     (2,236,611)
  Class I...........................    (194,760)     (2,956,807)     (207,700)     (3,221,560)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (4,930,422)   $(84,169,638)   (3,711,561)   $(57,291,080)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $5,100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $43,770,512 and $81,929,963, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on foreign currency transactions. As of February 29, 2008 there were no forward foreign currency commitments outstanding.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $99,205 and $6,018 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10. LEGAL MATTERS

A class action complaint was brought against the Adviser and other defendants relating to the operations of another fund that merged into the Fund in 2004. The complaint generally alleges that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            185, 285, 385, 687
                                                                    IASAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02090P-Y02/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 2/29/08

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 6/23/05         since 6/23/05         since 6/23/05      since 6/23/05
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE       CHARGES

Since Inception          4.38%       2.11%     3.56%       2.50%     3.55%       3.55%       4.59%

1-year                  -7.70      -13.00     -8.40      -12.67     -8.41       -9.26       -7.48

6-month                 -9.22      -14.41     -9.62      -13.83     -9.63      -10.47       -9.14
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class
B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500(R) Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

In the six-month period ended February 29, 2008, the U.S. stock market, as represented by the S&P 500(R) Index, was driven by strong performance in the energy, materials and consumer staples sectors. Over the same period, the three worst performing sectors in the S&P 500 Index were financials, telecommunication services and consumer discretionary. Of these, our investment philosophy prevents us from owning most companies within the energy, materials, financials and telecommunication services sectors, and our underweights in the better performing sectors was a significant contributor to the portfolio's underperformance during the period under review.

In all market environments, we pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the Index. As a result, the Fund's short-term performance does not follow that of the markets.

PERFORMANCE ANALYSIS

All share classes of Van Kampen American Franchise Fund underperformed the S&P 500(R) Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

------------------------------------------------------------
                                                S&P
                                               500(R)
      CLASS A   CLASS B   CLASS C   CLASS I    INDEX

      -9.22%    -9.62%    -9.63%    -9.14%     -8.79%
------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The stocks that contributed most to the Fund's total return were Colgate-Palmolive (which we sold from the portfolio in January for valuation reasons), Altria Group and Nestle. Generally speaking, these holdings and others within the consumer staples sector performed well during the period, as investors looked to sidestep some of the market's volatility late in the period under review by rotating into "defensive" areas of the market, or stocks believed to be more resilient in an economic downturn. Conversely, the stocks that detracted
 2
most from the Fund's return were Harley-Davidson, Career Education and Fortune Brands. Although each of these stocks faced its own company-specific challenges during the period, the declining outlook for consumer spending factored prominently among the reasons why all of these stocks lost value. Nonetheless, we have researched the companies thoroughly and we believe that these companies represent sound long-term investments. We have, therefore, maintained our investments in these companies.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high-quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the Fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 2/29/08
Altria Group, Inc.                                                9.5%
Reynolds American, Inc.                                           7.6
Johnson & Johnson                                                 6.4
Procter & Gamble Co.                                              6.1
Accenture Ltd., Class A                                           5.2
Cadbury Schweppes PLC                                             5.2
Kimberly-Clark Corp.                                              4.8
Weight Watchers International, Inc.                               4.8
Kellogg Co.                                                       4.7
Harley-Davidson, Inc.                                             4.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Tobacco                                                          17.1%
Packaged Foods & Meats                                           13.7
Household Products                                               10.8
Pharmaceuticals                                                  10.2
Publishing                                                        5.8
IT Consulting & Other Services                                    5.2
Specialized Consumer Services                                     4.8
Motorcycle Manufacturers                                          4.2
Personal Products                                                 4.2
Housewares & Specialties                                          3.9
Restaurants                                                       3.4
Distillers & Vintners                                             3.2
Soft Drinks                                                       3.2
Fertilizers & Agricultural Chemicals                              2.9
Health Care Technology                                            2.4
Specialized Finance                                               1.7
Education Services                                                1.6
Broadcasting & Cable TV                                           1.6
                                                                -----
Total Long-Term Investments                                      99.9
Total Repurchase Agreements                                       0.3
                                                                -----
Total Investments                                               100.2
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (0.2)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $  907.83          $5.83
  Hypothetical................................     1,000.00         1,018.75           6.17
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           903.78           9.42
  Hypothetical................................     1,000.00         1,014.97           9.97
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           903.74           9.42
  Hypothetical................................     1,000.00         1,014.97           9.97
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           908.57           4.75
  Hypothetical................................     1,000.00         1,019.89           5.02
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 1.99%, 1.99% and 1.00% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.9%
BROADCASTING & CABLE TV  1.6%
Westwood One, Inc. .........................................   3,189,556    $  5,645,514
                                                                            ------------

DISTILLERS & VINTNERS  3.2%
Brown-Forman Corp., Class B.................................     179,684      11,458,449
                                                                            ------------

EDUCATION SERVICES 1.6%
Career Education Corp. (a)..................................     380,374       5,648,554
                                                                            ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  2.9%
Scotts Miracle-Gro Co., Class A.............................     293,133      10,432,603
                                                                            ------------

HEALTH CARE TECHNOLOGY  2.4%
IMS Health, Inc. ...........................................     372,842       8,392,673
                                                                            ------------

HOUSEHOLD PRODUCTS  10.8%
Kimberly-Clark Corp. .......................................     259,205      16,894,982
Procter & Gamble Co. .......................................     323,165      21,387,060
                                                                            ------------
                                                                              38,282,042
                                                                            ------------
HOUSEWARES & SPECIALTIES  3.9%
Fortune Brands, Inc. .......................................     212,925      13,835,866
                                                                            ------------

IT CONSULTING & OTHER SERVICES  5.2%
Accenture Ltd., Class A (Bermuda)...........................     526,690      18,565,823
                                                                            ------------

MOTORCYCLE MANUFACTURERS  4.2%
Harley-Davidson, Inc. ......................................     396,191      14,722,458
                                                                            ------------

PACKAGED FOODS & MEATS  13.7%
Cadbury Schweppes PLC (United Kingdom)......................   1,662,683      18,471,481
Kellogg Co. ................................................     329,381      16,706,204
Nestle, SA (Switzerland)....................................      27,720      13,248,536
                                                                            ------------
                                                                              48,426,221
                                                                            ------------
PERSONAL PRODUCTS  4.2%
Estee Lauder Co., Inc., Class A.............................     344,824      14,682,606
                                                                            ------------

PHARMACEUTICALS  10.2%
Johnson & Johnson...........................................     366,226      22,691,363
Pfizer, Inc. ...............................................     594,538      13,246,307
                                                                            ------------
                                                                              35,937,670
                                                                            ------------
PUBLISHING  5.8%
McGraw-Hill Co., Inc. ......................................     220,239       9,014,382
Thomson Corp. (Canada)......................................     340,488      11,328,036
                                                                            ------------
                                                                              20,342,418
                                                                            ------------
RESTAURANTS  3.4%
Domino's Pizza, Inc. .......................................     898,737      11,908,265
                                                                            ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS  -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
SOFT DRINKS  3.2%
PepsiCo, Inc. ..............................................     160,418    $ 11,158,676
                                                                            ------------

SPECIALIZED CONSUMER SERVICES  4.8%
Weight Watchers International, Inc. ........................     358,138      16,832,486
                                                                            ------------

SPECIALIZED FINANCE  1.7%
Moody's Corp. ..............................................     161,778       6,144,328
                                                                            ------------

TOBACCO  17.1%
Altria Group, Inc. .........................................     457,560      33,465,938
Reynolds American, Inc. ....................................     420,491      26,793,687
                                                                            ------------
                                                                              60,259,625
                                                                            ------------
TOTAL LONG-TERM INVESTMENTS   99.9%
  (Cost $385,158,076)....................................................    352,676,277
                                                                            ------------

REPURCHASE AGREEMENTS  0.3%
Banc of America Securities ($456,597 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $456,717).............        456,597
Citigroup Global Markets, Inc. ($405,864 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $405,967).............        405,864
State Street Bank & Trust Co. ($277,539 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $277,601).............        277,539
                                                                            ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,140,000)......................................................      1,140,000
                                                                            ------------

TOTAL INVESTMENTS  100.2%
  (Cost $386,298,076)....................................................    353,816,277
FOREIGN CURRENCY  0.0%
  (Cost $95).............................................................             98
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)............................       (557,784)
                                                                            ------------

NET ASSETS  100.0%.......................................................   $353,258,591
                                                                            ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $31,720,017 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

See Notes to Financial Statements                                              9

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $386,298,076).......................  $353,816,277
Foreign Currency (Cost $95).................................            98
Cash........................................................           344
Receivables:
  Dividends.................................................       687,730
  Fund Shares Sold..........................................       350,058
  Interest..................................................            95
Other.......................................................        23,711
                                                              ------------
    Total Assets............................................   354,878,313
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       965,618
  Distributor and Affiliates................................       272,773
  Investment Advisory Fee...................................       201,661
  Investments Purchased.....................................         6,141
Trustees' Deferred Compensation and Retirement Plans........        45,380
Accrued Expenses............................................       128,149
                                                              ------------
    Total Liabilities.......................................     1,619,722
                                                              ------------
NET ASSETS..................................................  $353,258,591
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $385,725,803
Accumulated Undistributed Net Investment Income.............     2,117,385
Accumulated Net Realized Loss...............................    (2,102,801)
Net Unrealized Depreciation.................................   (32,481,796)
                                                              ------------
NET ASSETS..................................................  $353,258,591
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $287,143,127 and 28,050,392 shares of
    beneficial interest issued and outstanding).............  $      10.24
    Maximum sales charge (5.75%* of offering price).........          0.62
                                                              ------------
    Maximum offering price to public........................  $      10.86
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,039,460 and 3,066,779 shares of
    beneficial interest issued and outstanding).............  $      10.12
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $32,103,095 and 3,168,134 shares of
    beneficial interest issued and outstanding).............  $      10.13
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,972,909 and 289,723 shares of
    beneficial interest issued
    and outstanding)........................................  $      10.26
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $27,071).....  $  4,884,323
Interest....................................................       156,923
                                                              ------------
    Total Income............................................     5,041,246
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,479,609
Distribution (12b-1) and Service Fees
  Class A...................................................       433,282
  Class B...................................................       176,737
  Class C...................................................       194,961
Transfer Agent Fees.........................................       383,852
Registration Fees...........................................        49,510
Accounting and Administrative Expenses......................        46,300
Reports to Shareholders.....................................        36,651
Professional Fees...........................................        36,506
Custody.....................................................        21,611
Trustees' Fees and Related Expenses.........................        12,735
Other.......................................................        12,599
                                                              ------------
    Total Expenses..........................................     2,884,353
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,156,893
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    (79,203)
  Foreign Currency Transactions.............................        (8,641)
                                                              ------------
Net Realized Loss...........................................       (87,844)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     8,812,179
                                                              ------------
  End of the Period:
    Investments.............................................   (32,481,799)
    Foreign Currency Translation............................             3
                                                              ------------
                                                               (32,481,796)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (41,293,975)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(41,381,819)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(39,224,926)
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 29, 2008    AUGUST 31, 2007
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $   2,156,893       $  12,278,244
Net Realized Gain/Loss.................................          (87,844)         18,892,933
Net Unrealized Depreciation During the Period..........      (41,293,975)         (9,273,404)
                                                           -------------       -------------
Change in Net Assets from Operations...................      (39,224,926)         21,897,773
                                                           -------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................       (9,095,041)         (2,266,584)
  Class B Shares.......................................         (721,319)           (144,837)
  Class C Shares.......................................         (710,932)           (223,110)
  Class I Shares.......................................          (43,380)           (485,829)
                                                           -------------       -------------
                                                             (10,570,672)         (3,120,360)
                                                           -------------       -------------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (16,844,878)             (8,959)
  Class B Shares.......................................       (1,776,751)               (950)
  Class C Shares.......................................       (1,925,468)             (1,305)
  Class I Shares.......................................          (73,925)             (1,710)
                                                           -------------       -------------
                                                             (20,621,022)            (12,924)
                                                           -------------       -------------
Total Distributions....................................      (31,191,694)         (3,133,284)
                                                           -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (70,416,620)         18,764,489
                                                           -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       35,154,309         375,634,279
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       30,013,963           3,014,737
Cost of Shares Repurchased.............................     (121,951,190)       (136,042,502)
                                                           -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (56,782,918)        242,606,514
                                                           -------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................     (127,199,538)        261,371,003
NET ASSETS:
Beginning of the Period................................      480,458,129         219,087,126
                                                           -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $2,117,385 and $10,531,164,
  respectively)........................................    $ 353,258,591       $ 480,458,129
                                                           =============       =============

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS        YEAR ENDED        JUNE 23, 2005
                                             ENDED           AUGUST 31,       (COMMENCEMENT OF
CLASS A SHARES                            FEBRUARY 29,    ----------------     OPERATIONS) TO
                                              2008         2007      2006     AUGUST 31, 2005
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $12.19       $11.41    $10.17         $10.00
                                             ------       ------    ------         ------
  Net Investment Income (a)..............      0.07         0.36      0.15           0.02
  Net Realized and Unrealized
    Gain/Loss............................     (1.13)        0.52      1.15           0.15
                                             ------       ------    ------         ------
Total from Investment Operations.........     (1.06)        0.88      1.30           0.17
                                             ------       ------    ------         ------
Less:
  Distributions from Net Investment
    Income...............................      0.31         0.10      0.06            -0-
  Distributions from Net Realized Gain...      0.58          -0-(d)    -0-            -0-
                                             ------       ------    ------         ------
Total Distributions......................      0.89         0.10      0.06            -0-
                                             ------       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD.......    $10.24       $12.19    $11.41         $10.17
                                             ======       ======    ======         ======

Total Return* (b)........................    -9.22%**      7.75%    12.80%          1.70%**
Net Assets at End of the Period (In
  millions)..............................    $287.1       $394.0    $173.7         $ 40.2
Ratio of Expenses to Average Net Assets*
  (c)....................................     1.23%        1.19%     1.36%          1.38%
Ratio of Net Investment Income to Average
  Net Assets*............................     1.15%        2.93%     1.39%          1.03%
Portfolio Turnover.......................        6%**        39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)..........................       N/A          N/A     1.46%          3.97%
   Ratio of Net Investment Income/Loss to
     Average Net Assets..................       N/A          N/A     1.29%         (1.56%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS       YEAR ENDED       JUNE 23, 2005
                                               ENDED          AUGUST 31,      (COMMENCEMENT OF
CLASS B SHARES                              FEBRUARY 29,   ----------------    OPERATIONS) TO
                                                2008        2007      2006    AUGUST 31, 2005
                                            --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...    $12.03      $11.30    $10.15        $10.00
                                               ------      ------    ------        ------
  Net Investment Income (a)................      0.02        0.26      0.07           -0-(b)
  Net Realized and Unrealized Gain/Loss....     (1.11)       0.53      1.13          0.15
                                               ------      ------    ------        ------
Total from Investment Operations...........     (1.09)       0.79      1.20          0.15
                                               ------      ------    ------        ------
Less:
  Distributions from Net Investment
    Income.................................      0.24        0.06      0.05           -0-
  Distributions from Net Realized Gain.....      0.58         -0-(b)    -0-           -0-
                                               ------      ------    ------        ------
Total Distributions........................      0.82        0.06      0.05           -0-
                                               ------      ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD.........    $10.12      $12.03    $11.30        $10.15
                                               ======      ======    ======        ======

Total Return* (c)..........................    -9.62%**     7.01%    11.90%         1.50%**
Net Assets at End of the Period (In
  millions)................................    $ 31.0      $ 38.4    $ 19.5        $  4.1
Ratio of Expenses to Average Net Assets*
  (d)......................................     1.99%       1.95%     2.11%         2.13%
Ratio of Net Investment Income to Average
  Net Assets*..............................     0.39%       2.15%     0.65%         0.27%
Portfolio Turnover.........................        6%**       39%       17%            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (d)...................................       N/A         N/A     2.21%         5.69%
   Ratio of Net Investment Income/Loss to
     Average Net Assets....................       N/A         N/A     0.55%        (3.28%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS        YEAR ENDED        JUNE 23, 2005
                                             ENDED           AUGUST 31,       (COMMENCEMENT OF
CLASS C SHARES                            FEBRUARY 29,    ----------------     OPERATIONS) TO
                                              2008         2007      2006     AUGUST 31, 2005
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $12.02       $11.30    $10.15         $10.00
                                             ------       ------    ------         ------
  Net Investment Income (a)..............      0.02         0.26      0.07            -0-(b)
  Net Realized and Unrealized
    Gain/Loss............................     (1.11)        0.53      1.13           0.15
                                             ------       ------    ------         ------
Total from Investment Operations.........     (1.09)        0.79      1.20           0.15
                                             ------       ------    ------         ------
Less:
  Distributions from Net Investment
    Income...............................      0.22         0.07      0.05            -0-
  Distributions from Net Realized Gain...      0.58          -0-(b)    -0-            -0-
                                             ------       ------    ------         ------
Total Distributions......................      0.80         0.07      0.05            -0-
                                             ------       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD.......    $10.13       $12.02    $11.30         $10.15
                                             ======       ======    ======         ======

Total Return* (c)........................    -9.63%**      6.99%    11.91%          1.50%**
Net Assets at End of the Period (In
  millions)..............................    $ 32.1       $ 46.4    $ 24.8         $  4.0
Ratio of Expenses to Average Net Assets*
  (d)....................................     1.99%        1.95%     2.11%          2.13%
Ratio of Net Investment Income to Average
  Net Assets*............................     0.41%        2.15%     0.64%          0.25%
Portfolio Turnover.......................        6%**        39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d)..........................       N/A          N/A     2.21%          5.69%
   Ratio of Net Investment Income/Loss to
     Average Net Assets..................       N/A          N/A     0.54%         (3.31%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS        YEAR ENDED        JUNE 23, 2005
                                             ENDED           AUGUST 31,       (COMMENCEMENT OF
CLASS I SHARES                            FEBRUARY 29,    ----------------     OPERATIONS) TO
                                              2008         2007      2006     AUGUST 31, 2005
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $12.23       $11.44    $10.17         $10.00
                                             ------       ------    ------         ------
  Net Investment Income (a)..............      0.07         0.42      0.18           0.01
  Net Realized and Unrealized
    Gain/Loss............................     (1.12)        0.48      1.15           0.16
                                             ------       ------    ------         ------
Total from Investment Operations.........     (1.05)        0.90      1.33           0.17
                                             ------       ------    ------         ------
Less:
  Distributions from Net Investment
    Income...............................      0.34         0.11      0.06            -0-
  Distributions from Net Realized Gain...      0.58          -0-(d)    -0-            -0-
                                             ------       ------    ------         ------
Total Distributions......................      0.92         0.11      0.06            -0-
                                             ------       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD.......    $10.26       $12.23    $11.44         $10.17
                                             ======       ======    ======         ======

Total Return* (b)........................    -9.14%**      7.93%    13.22%          1.60%**
Net Assets at End of the Period (In
  millions)..............................    $  3.0       $  1.6    $  1.0         $  0.1
Ratio of Expenses to Average Net Assets*
  (c)....................................     1.00%        0.93%     1.11%          1.13%
Ratio of Net Investment Income to Average
  Net Assets*............................     1.32%        3.42%     1.79%          0.76%
Portfolio Turnover.......................        6%**        39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)..........................       N/A          N/A     1.21%          6.94%
   Ratio of Net Investment Income/Loss to
     Average Net Assets..................       N/A          N/A     1.69%         (5.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $387,991,231
                                                              ============
Gross tax unrealized appreciation...........................  $ 27,366,822
Gross tax unrealized depreciation...........................   (61,541,776)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(34,174,954)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $3,133,284
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $3,133,284
                                                              ==========

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $12,985,343
Undistributed long-term capital gains.......................   18,199,304

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gains and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser paid 52% of its investment advisory fee to the Subadviser. The Adviser has agreed to waive all expenses in excess of 1.35% of Class A average daily net assets, 2.10% of Class B average daily net assets, 2.10% of Class C average daily net assets and 1.10% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended February 29, 2008, the Adviser did not waive any of its advisory fees or other expenses.

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $3,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $35,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $355,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $20,493 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $81,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $54,300. Sales charges do not represent expenses of the Fund.

    At February 29, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,340 shares of Class I.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and year ended August 31, 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                       FEBRUARY 29, 2008                AUGUST 31, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    2,445,459    $  28,158,378     21,959,360    $ 265,472,377
  Class B.......................      239,606        2,698,898      1,962,022       23,461,994
  Class C.......................      227,576        2,580,861      2,505,947       29,806,463
  Class I.......................      162,104        1,716,172      4,789,340       56,893,445
                                  -----------    -------------    -----------    -------------
Total Sales.....................    3,074,745    $  35,154,309     31,216,669    $ 375,634,279
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    2,267,567    $  25,192,674        183,438    $   2,188,408
  Class B.......................      217,430        2,393,908         11,766          139,187
  Class C.......................      210,325        2,317,782         17,168          202,925
  Class I.......................        9,847          109,599         40,520          484,217
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    2,705,169    $  30,013,963        252,892    $   3,014,737
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (8,984,185)   $(102,462,977)    (5,049,390)   $ (61,570,201)
  Class B.......................     (585,288)      (6,520,309)      (507,220)      (6,126,773)
  Class C.......................   (1,128,926)     (12,790,130)      (860,870)     (10,439,935)
  Class I.......................      (15,902)        (177,774)    (4,782,399)     (57,905,593)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (10,714,301)   $(121,951,190)   (11,199,879)   $(136,042,502)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $1,200 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $25,511,692 and $94,148,290, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $677,769 and $17,251 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

INVESTMENT SUBADVISOR

MORGAN STANLEY INVESTMENT
MANAGEMENT LIMITED
20 Bank
Canary Wharf
London, United Kingdom E14 4AD

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            146, 246, 346, 646
                                                                  AMFRSAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-01980P-Y02/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VAN KAMPEN INTERNATIONAL GROWTH FUND AND 1838 INTERNATIONAL EQUITY FUND, ON DECEMBER 16, 2005, VAN KAMPEN INTERNATIONAL GROWTH FUND ACQUIRED SUBSTANTIALLY ALL OF THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE 1838 INTERNATIONAL EQUITY FUND IN EXCHANGE FOR CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND. AS A RESULT OF THE REORGANIZATION, CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND ARE THE ACCOUNTING SUCCESSOR OF THE 1838 INTERNATIONAL EQUITY FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                            A SHARES            B SHARES            C SHARES          I SHARES       R SHARES
                         since 12/19/05      Since 12/19/05      since 12/19/05     since 8/3/95   since 3/20/07
----------------------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      5.75%      W/O      5.00%      W/O      1.00%        W/O             W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES       SALES           SALES
TOTAL RETURNS           CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES     CHARGES         CHARGES

Since Inception         14.17%    11.14%    13.31%    12.12%    13.32%    13.32%        9.11%          2.85%

10-year                    --        --        --        --        --        --         8.34             --

5-year                     --        --        --        --        --        --        22.56             --

1-year                   5.00     -1.05      4.17     -0.83      4.15      3.15         5.23             --

6-month                 -3.53     -9.08     -3.93     -8.69     -3.94     -4.89        -3.43          -3.66
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund ("Reorganization Shareholders"). Reorganization Shareholders may purchase additional Class I shares of the Fund, either directly or through the reinvestment of dividends. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Performance shown for the Fund's Class I Shares reflects the performance of the shares of the Predecessor Fund. Figures shown above assume reinvestment of all dividends and capital gains. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

Volatility roiled the international equity markets for the six-month period ended February 29, 2008. The tumultuous state of the international equity markets was fueled by tightening credit markets globally, slowing corporate earnings growth, and a fragile U.S. economy. After sharp sell-offs in August 2007 and January 2008 that were driven primarily by global credit market concerns, the international equity markets recovered in subsequent months. Markets appeared to stabilize as investors moved away from securities in the increasingly risky financial sector and into more defensive sectors, such as consumer staples and utilities, that are not as dependent on the strength of the current economic cycle. Furthermore, the decline of the U.S. dollar relative to other global currencies, particularly the Euro and the pound sterling, benefitted those investors who held shares in foreign equity issues.

PERFORMANCE ANALYSIS

All share classes of Van Kampen International Growth Fund outperformed the MSCI EAFE Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

-----------------------------------------------------------------------
                                                        MSCI EAFE
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R     INDEX

      -3.53%    -3.93%    -3.94%    -3.43%    -3.66%     -4.71%
-----------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the period, the Fund outperformed relative to the MSCI EAFE Index due to strong returns from companies in Finland and Greece, which offset the lackluster returns of the Fund's European financials positions. Within the emerging markets, the Fund recovered substantially from declines experienced during last summer's sell-off, led by stock selection in an Egyptian construction company, a Chinese oil producer, and a Luxembourg-based cellular service operator.

Toward the end of the period, however, the Fund fared relatively poorly in the materials sector, with losses in a Japanese maker of synthetic fibers and a Japanese steel producer, whose earnings were depressed by rising raw materials and iron ore prices, respectively. This investment decision moderately detracted from the Fund's relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 2/29/08
E.ON, AG                                                          2.5%
Total, SA                                                         2.2
Coca-Cola Hellenic Bottling Co., SA                               2.2
Getinge, AB, Class B                                              2.2
Nestle, SA                                                        2.1
ABB, Ltd.                                                         1.9
Fortum Oyj                                                        1.9
Tesco PLC                                                         1.8
Orascom Construction Industries--GDR                              1.8
Banco Espirito Santo, SA                                          1.7

TOP FIVE INDUSTRIES AS OF 2/29/2008
Diversified Banks                                                13.9%
Health Care Equipment                                             4.9
Electric Utilities                                                4.4
Wireless Telecommunication Services                               4.0
Heavy Electrical Equipment                                        3.4

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/29/08
Japan                                                            11.9%
United Kingdom                                                   10.4
Germany                                                           8.7
France                                                            8.4
Switzerland                                                       7.8
Finland                                                           5.1
Austria                                                           4.2
Greece                                                            3.8
Hong Kong                                                         3.7
Australia                                                         3.0
Mexico                                                            2.7
Singapore                                                         2.7
Canada                                                            2.6
Cayman Islands                                                    2.5
Norway                                                            2.3
India                                                             2.2
Sweden                                                            2.2
Ireland                                                           2.2
Egypt                                                             1.8
Portugal                                                          1.8
Israel                                                            1.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/29/08
                                       (continued from previous page)
Denmark                                                           1.5
Luxembourg                                                        1.4
Bermuda                                                           1.4
Spain                                                             1.2
Netherlands                                                       1.1
Republic of China (Taiwan)                                        1.0
                                                                -----
Total Long-Term Investments                                      99.1
Total Repurchase Agreements                                       0.5
                                                                -----
Total Investments                                                99.6
Foreign Currency                                                  0.1
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING            ENDING        EXPENSES PAID
                                             ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                             ---------------------------------------------------
                                                9/1/07              2/29/08       9/1/07-2/29/08
Class A
  Actual...................................    $1,000.00           $  964.68          $6.11
  Hypothetical.............................     1,000.00            1,018.65           6.27
  (5% annual return before expenses)
Class B
  Actual...................................     1,000.00              960.71           9.75
  Hypothetical.............................     1,000.00            1,014.92          10.02
  (5% annual return before expenses)
Class C
  Actual...................................     1,000.00              960.64           9.75
  Hypothetical.............................     1,000.00            1,014.92          10.02
  (5% annual return before expenses)
Class I
  Actual...................................     1,000.00              965.75           4.89
  Hypothetical.............................     1,000.00            1,019.89           5.02
  (5% annual return before expenses)
Class R
  Actual...................................     1,000.00              963.36           7.32
  Hypothetical.............................     1,000.00            1,017.40           7.52
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.00%, 2.00%, 1.00%, and 1.50% for Class A, B, C, I, and R Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.1%
AUSTRALIA  3.0%
BHP Billiton, Ltd. .........................................   488,390    $   17,858,973
CSL, Ltd. ..................................................   411,431        13,809,004
                                                                          --------------
                                                                              31,667,977
                                                                          --------------
AUSTRIA  4.2%
Andritz, AG.................................................   266,620        14,877,548
Erste Bank Der Oester Spark, AG.............................   242,777        14,023,905
Vienna Insurance Group......................................   183,412        15,321,439
                                                                          --------------
                                                                              44,222,892
                                                                          --------------
BERMUDA  1.4%
Esprit Holdings, Ltd. ...................................... 1,132,594        14,076,058
                                                                          --------------

CANADA  2.6%
EnCana Corp. ...............................................   204,621        15,598,388
Research In Motion, Ltd. (a)................................   115,600        11,999,280
                                                                          --------------
                                                                              27,597,668
                                                                          --------------
CAYMAN ISLANDS  2.5%
Lee & Man Paper Manufacturing, Ltd. ........................ 4,184,000        11,690,058
Parkson Retail Group, Ltd. ................................. 1,359,300        14,063,104
                                                                          --------------
                                                                              25,753,162
                                                                          --------------
DENMARK  1.5%
Vestas Wind Systems, A/S (a)................................   151,597        15,459,427
                                                                          --------------

EGYPT  1.8%
Orascom Construction Industries--GDR........................    75,627        18,871,789
                                                                          --------------

FINLAND  5.1%
Fortum Oyj..................................................   475,289        19,816,594
Kone Oyj, Class B...........................................   518,986        18,180,599
Neste Oil Oyj...............................................   444,937        15,616,079
                                                                          --------------
                                                                              53,613,272
                                                                          --------------
FRANCE  8.4%
AXA, SA.....................................................   470,934        15,879,300
BNP Paribas, SA.............................................   136,919        12,299,492
Essilor International, SA...................................   227,537        13,524,300
LVMH Moet-Hennessy Louis Vuitton, SA........................   100,298        10,320,861
Schneider Electric, SA......................................   112,622        12,808,243
Total, SA...................................................   309,314        23,356,777
                                                                          --------------
                                                                              88,188,973
                                                                          --------------
GERMANY  8.7%
Bayer, AG...................................................   173,835        13,236,545
Celesio, AG.................................................   226,069        12,921,833
Deutsche Boerse, AG.........................................    76,506        11,948,881
E.ON, AG....................................................   138,246        25,977,528

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
GERMANY (CONTINUED)
SAP, AG.....................................................   228,997    $   10,903,982
SGL Carbon, AG (a)..........................................   281,186        15,419,031
                                                                          --------------
                                                                              90,407,800
                                                                          --------------
GREECE  3.8%
Coca-Cola Hellenic Bottling Co., SA.........................   530,958        23,355,484
National Bank of Greece, SA.................................   304,876        16,586,182
                                                                          --------------
                                                                              39,941,666
                                                                          --------------
HONG KONG  3.7%
Bank of East Asia, Ltd. .................................... 2,577,000        13,606,747
China Resources Power Holdings Co., Ltd. ................... 4,338,000        10,804,618
CNOOC, Ltd. ................................................ 8,693,000        14,526,945
                                                                          --------------
                                                                              38,938,310
                                                                          --------------
INDIA  2.2%
Bharti Airtel, Ltd. (a).....................................   649,767        13,290,668
ICICI Bank, Ltd.--ADR.......................................   193,563        10,034,306
                                                                          --------------
                                                                              23,324,974
                                                                          --------------
IRELAND  2.2%
Allied Irish Banks PLC......................................   585,445        12,026,181
CRH PLC.....................................................   299,643        11,139,898
                                                                          --------------
                                                                              23,166,079
                                                                          --------------
ISRAEL  1.5%
Teva Pharmaceutical Industries, Ltd.--ADR...................   316,507        15,530,999
                                                                          --------------

JAPAN  11.9%
Canon, Inc. ................................................   273,100        12,223,621
Daikin Industries, Ltd. ....................................   303,100        13,560,945
Kobe Steel, Ltd. ........................................... 3,139,000         9,756,247
Komatsu, Ltd. ..............................................   523,900        13,312,655
Sharp Corp. ................................................   673,000        12,266,493
Shin-Etsu Chemical Co., Ltd. ...............................   168,700         9,117,169
Sony Corp. .................................................   246,400        11,517,340
Sumitomo Realty & Development Co., Ltd. ....................   479,000         8,130,271
Terumo Corp. ...............................................   277,000        15,038,195
Toray Industries, Inc. ..................................... 1,540,000         9,497,366
Toyota Motor Corp. .........................................   192,900        10,498,151
                                                                          --------------
                                                                             124,918,453
                                                                          --------------
LUXEMBOURG  1.4%
Millicom International Cellular, SA (a).....................   134,300        14,840,150
                                                                          --------------

MEXICO  2.7%
America Movil, SA de CV, Ser L--ADR.........................   228,044        13,787,540
Wal-Mart de Mexico, SA de CV, Ser V--ADR....................   396,647        14,447,352
                                                                          --------------
                                                                              28,234,892
                                                                          --------------
NETHERLANDS  1.1%
Reed Elsevier, NV...........................................   601,341        11,152,698
                                                                          --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
NORWAY  2.3%
Telenor, ASA................................................   710,015    $   14,554,814
TGS Nopec Geophysical Company, ASA (a)......................   602,967         8,906,320
                                                                          --------------
                                                                              23,461,134
                                                                          --------------
PORTUGAL  1.8%
Banco Espirito Santo, SA.................................... 1,011,251        18,233,458
                                                                          --------------

REPUBLIC OF CHINA (TAIWAN)  1.0%
Delta Electronics, Inc. .................................... 3,823,000        10,774,796
                                                                          --------------

SINGAPORE  2.7%
DBS Group Holdings, Ltd. ................................... 1,057,255        12,870,588
Keppel Corp., Ltd. ......................................... 2,037,800        15,342,246
                                                                          --------------
                                                                              28,212,834
                                                                          --------------
SPAIN  1.2%
Banco Santander, SA.........................................   668,671        11,952,048
                                                                          --------------

SWEDEN  2.2%
Getinge, AB (Rights, Expiring March 17, 2008) (a)...........   901,186           344,958
Getinge, AB, Class B........................................   901,186        22,948,822
                                                                          --------------
                                                                              23,293,780
                                                                          --------------
SWITZERLAND  7.8%
ABB, Ltd. ..................................................   801,477        19,995,657
EFG International...........................................   364,581        12,289,305
Nestle, SA..................................................    46,474        22,211,848
Roche Holding, AG...........................................    64,958        12,757,208
SGS, SA.....................................................    10,904        14,653,147
                                                                          --------------
                                                                              81,907,165
                                                                          --------------
UNITED KINGDOM  10.4%
Barclays PLC................................................ 1,059,964         9,961,360
Capita Group PLC............................................   943,191        12,209,672
Prudential PLC.............................................. 1,182,590        14,141,272
Reckitt Benckiser PLC.......................................   282,046        15,260,191
SABMiller PLC...............................................   509,790        10,571,441
Smith & Nephew PLC.......................................... 1,031,183        13,348,675
Standard Chartered PLC......................................   426,799        14,030,538
Tesco PLC................................................... 2,421,321        19,097,456
                                                                          --------------
                                                                             108,620,605
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  99.1%
  (Cost $998,493,863)..................................................    1,036,363,059
                                                                          --------------

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  0.5%
Banc of America Securities ($2,224,909 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $2,225,495).........   $    2,224,909
Citigroup Global Markets, Inc. ($1,977,697 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $1,978,199).........        1,977,697
State Street Bank & Trust Co. ($1,352,394 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $1,352,694).........        1,352,394
                                                                          --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,555,000)....................................................        5,555,000
                                                                          --------------

TOTAL INVESTMENTS  99.6%
  (Cost $1,004,048,863)................................................    1,041,918,059
FOREIGN CURRENCY  0.1%
  (Cost $801,356)......................................................          826,591
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%............................        3,748,342
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,046,492,992
                                                                          ==============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $926,431,411 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                PERCENT OF
INDUSTRY                                                          VALUE         NET ASSETS
------------------------------------------------------------------------------------------
Diversified Banks...........................................  $  145,624,806       13.9%
Health Care Equipment.......................................      51,680,649        4.9
Electric Utilities..........................................      45,794,122        4.4
Wireless Telecommunication Services.........................      41,918,358        4.0
Heavy Electrical Equipment..................................      35,455,084        3.4
Industrial Machinery........................................      33,058,147        3.2
Multi-Line Insurance........................................      31,200,738        3.0
Oil & Gas Exploration & Production..........................      30,125,334        2.9
Pharmaceuticals.............................................      28,288,206        2.7
Electrical Components & Equipment...........................      28,227,274        2.7
Consumer Electronics........................................      23,783,833        2.3
Integrated Oil & Gas........................................      23,356,777        2.2
Soft Drinks.................................................      23,355,484        2.2
Packaged Foods & Meats......................................      22,211,848        2.1
Food Retail.................................................      19,097,456        1.8
Construction & Engineering..................................      18,871,789        1.8
Diversified Metals & Mining.................................      17,858,974        1.7
Oil & Gas Refining & Marketing..............................      15,616,079        1.5
Industrial Conglomerates....................................      15,342,245        1.5
Household Products..........................................      15,260,191        1.5
Diversified Commercial & Professional Services..............      14,653,147        1.4
Integrated Telecommunication Services.......................      14,554,815        1.4
Hypermarkets & Super Centers................................      14,447,351        1.4
Life & Health Insurance.....................................      14,141,272        1.4
Apparel Retail..............................................      14,076,058        1.3
Department Stores...........................................      14,063,104        1.3
Biotechnology...............................................      13,809,004        1.3
Building Products...........................................      13,560,945        1.3
Health Care Supplies........................................      13,524,300        1.3
Construction & Farm Machinery & Heavy Trucks................      13,312,655        1.3
Diversified Chemicals.......................................      13,236,545        1.3
Health Care Distributors....................................      12,921,833        1.2
Other Diversified Financial Services........................      12,289,305        1.2
Office Electronics..........................................      12,223,621        1.2
Human Resource & Employment Services........................      12,209,672        1.2
Communications Equipment....................................      11,999,280        1.1
Specialized Finance.........................................      11,948,881        1.1
Paper Products..............................................      11,690,058        1.1
Publishing..................................................      11,152,698        1.1
Construction Materials......................................      11,139,898        1.1
Application Software........................................      10,903,982        1.0
Independent Power Producers & Energy Traders................      10,804,618        1.0
Electronic Equipment Manufacturers..........................      10,774,796        1.0
Brewers.....................................................      10,571,441        1.0
Automobile Manufacturers....................................      10,498,151        1.0
Apparel, Accessories & Luxury Goods.........................      10,320,861        1.0
Steel.......................................................       9,756,247        0.9

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (continued)

                                                                                PERCENT OF
INDUSTRY                                                          VALUE         NET ASSETS
------------------------------------------------------------------------------------------
Commodity Chemicals.........................................  $    9,497,367        0.9%
Specialty Chemicals.........................................       9,117,169        0.9
Oil & Gas Equipment & Services..............................       8,906,320        0.9
Real Estate Management & Development........................       8,130,271        0.8
                                                              --------------    ----------
                                                              $1,036,363,059       99.1%
                                                              ==============    ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,004,048,863).....................  $1,041,918,059
Foreign Currency (Cost $801,356)............................         826,591
Cash........................................................             970
Receivables:
  Investments Sold..........................................      13,390,448
  Fund Shares Sold..........................................       5,574,635
  Dividends.................................................       1,617,861
  Interest..................................................             463
Other.......................................................          39,184
                                                              --------------
    Total Assets............................................   1,063,368,211
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      14,655,167
  Fund Shares Repurchased...................................       1,034,189
  Investment Advisory Fee...................................         601,432
  Distributor and Affiliates................................         428,457
Trustees' Deferred Compensation and Retirement Plans........          44,012
Accrued Expenses............................................         111,962
                                                              --------------
    Total Liabilities.......................................      16,875,219
                                                              --------------
NET ASSETS..................................................  $1,046,492,992
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,003,285,353
Net Unrealized Appreciation.................................      37,896,077
Accumulated Net Realized Gain...............................       5,357,840
Accumulated Undistributed Net Investment Income.............         (46,278)
                                                              --------------
NET ASSETS..................................................  $1,046,492,992
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $693,888,294 and 32,026,379 shares of
    beneficial interest issued and outstanding).............  $        21.67
    Maximum sales charge (5.75%* of offering price).........            1.32
                                                              --------------
    Maximum offering price to public........................  $        22.99
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $56,963,511 and 2,658,240 shares of
    beneficial interest issued and outstanding).............  $        21.43
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,002,264 and 1,913,844 shares of
    beneficial interest issued and outstanding).............  $        21.42
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $254,283,626 and 11,699,620 shares of
    beneficial interest issued and outstanding).............  $        21.73
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $355,297 and 16,434 shares of beneficial
    interest issued and outstanding)........................  $        21.62
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $523,386)....  $  6,191,913
Interest....................................................       276,866
                                                              ------------
  Total Income..............................................     6,468,779
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,685,960
Distribution (12b-1) and Service Fees
  Class A...................................................       830,330
  Class B...................................................       280,129
  Class C...................................................       196,688
  Class R...................................................           810
Transfer Agent Fees.........................................       693,566
Custody.....................................................       208,005
Accounting and Administrative Expenses......................        92,065
Registration and Filing Fees................................        76,429
Reports to Shareholders.....................................        74,669
Professional Fees...........................................        43,998
Trustees' Fees and Related Expenses.........................        13,691
Other.......................................................        19,440
                                                              ------------
  Total Expenses............................................     6,215,780
  Less Credits Earned on Cash Balances......................         8,751
                                                              ------------
  Net Expenses..............................................     6,207,029
                                                              ------------
NET INVESTMENT INCOME.......................................  $    261,750
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 10,195,823
  Foreign Currency Transactions.............................        35,383
                                                              ------------
Net Realized Gain...........................................    10,231,206
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    97,884,666
                                                              ------------
  End of the Period:
    Investments.............................................    37,869,196
    Foreign Currency Translation............................        26,881
                                                              ------------
                                                                37,896,077
                                                              ------------
Net Unrealized Depreciation During the Period...............   (59,988,589)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(49,757,383)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(49,495,633)
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 29, 2008    AUGUST 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................   $      261,750       $  4,335,732
Net Realized Gain.......................................       10,231,206          8,632,317
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (59,988,589)        80,049,735
                                                           --------------       ------------
Change in Net Assets from Operations....................      (49,495,633)        93,017,784
                                                           --------------       ------------

Distributions from Net Investment Income:
  Class A Shares........................................       (2,885,532)          (864,444)
  Class B Shares........................................              -0-            (40,778)
  Class C Shares........................................          (35,167)           (18,423)
  Class I Shares........................................       (1,406,653)          (250,770)
  Class R Shares........................................           (1,252)               -0-
                                                           --------------       ------------
                                                               (4,328,604)        (1,174,415)
                                                           --------------       ------------

Distributions from Net Realized Gain:
  Class A Shares........................................       (6,580,837)               -0-
  Class B Shares........................................         (561,699)               -0-
  Class C Shares........................................         (403,887)               -0-
  Class I Shares........................................       (2,382,524)               -0-
  Class R Shares........................................           (3,168)               -0-
                                                           --------------       ------------
                                                               (9,932,115)               -0-
                                                           --------------       ------------
Total Distributions.....................................      (14,260,719)        (1,174,415)
                                                           --------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      (63,756,352)        91,843,369
                                                           --------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      351,131,799        520,424,764
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       12,369,101            964,053
Cost of Shares Repurchased..............................      (91,806,143)       (59,230,562)
                                                           --------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      271,694,757        462,158,255
                                                           --------------       ------------
TOTAL INCREASE IN NET ASSETS............................      207,938,405        554,001,624
NET ASSETS:
Beginning of the Period.................................      838,554,587        284,552,963
                                                           --------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $(46,278) and $4,020,576,
  respectively).........................................   $1,046,492,992       $838,554,587
                                                           ==============       ============

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                DECEMBER 19, 2005
                                           SIX MONTHS                           (COMMENCEMENT OF
CLASS A SHARES                                ENDED            YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007     AUGUST 31, 2006
                                        ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................      $22.77              $18.77              $16.47
                                             ------              ------              ------
  Net Investment Income (a)............         .01                 .18                 .15
  Net Realized and Unrealized
    Gain/Loss..........................        (.78)               3.88                2.15
                                             ------              ------              ------
Total from Investment Operations.......        (.77)               4.06                2.30
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................         .10                 .06                 -0-
  Distributions from Net Realized
    Gain...............................         .23                 -0-                 -0-
                                             ------              ------              ------
Total Distributions....................         .33                 .06                 -0-
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $21.67              $22.77              $18.77
                                             ======              ======              ======

Total Return* (b)......................      -3.53%**            21.65%              13.96%**
Net Assets at End of the Period (In
  millions)............................      $693.9              $583.0              $209.4
Ratio of Expenses to Average Net
  Assets* (c)..........................       1.25%               1.31%               1.52%
Ratio of Net Investment Income to
  Average Net Assets*..................        .07%                .82%               1.22%
Portfolio Turnover.....................         22%**               21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................         N/A                 N/A               1.80%
   Ratio of Net Investment Income to
     Average Net Assets................         N/A                 N/A                .94%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                DECEMBER 19, 2005
                                           SIX MONTHS                           (COMMENCEMENT OF
CLASS B SHARES                                ENDED            YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007     AUGUST 31, 2006
                                        ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................      $22.52              $18.68              $16.47
                                             ------              ------              ------
  Net Investment Income/Loss (a).......        (.08)                .01                 .05
  Net Realized and Unrealized
    Gain/Loss..........................        (.78)               3.86                2.16
                                             ------              ------              ------
Total from Investment Operations.......        (.86)               3.87                2.21
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................         -0-                 .03                 -0-
  Distributions from Net Realized
    Gain...............................         .23                 -0-                 -0-
                                             ------              ------              ------
Total Distributions....................         .23                 .03                 -0-
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $21.43              $22.52              $18.68
                                             ======              ======              ======

Total Return* (b)......................      -3.93%**            20.73%              13.42%**
Net Assets at End of the Period (In
  millions)............................      $ 57.0              $ 49.8              $ 18.5
Ratio of Expenses to Average Net
  Assets* (c)..........................       2.00%               2.07%               2.27%
Ratio of Net Investment Income/Loss to
  Average Net Assets*..................       (.69%)               .05%                .43%
Portfolio Turnover.....................         22%**               21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................         N/A                 N/A               2.53%
   Ratio of Net Investment Income to
     Average Net Assets................         N/A                 N/A                .17%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                DECEMBER 19, 2005
                                           SIX MONTHS                           (COMMENCEMENT OF
CLASS C SHARES                                ENDED            YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007     AUGUST 31, 2006
                                        ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................      $22.53              $18.68              $16.47
                                             ------              ------              ------
  Net Investment Income/Loss (a).......        (.08)                .02                 .05
  Net Realized and Unrealized
    Gain/Loss..........................        (.78)               3.86                2.16
                                             ------              ------              ------
Total from Investment Operations.......        (.86)               3.88                2.21
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................         .02                 .03                 -0-
  Distributions from Net Realized
    Gain...............................         .23                 -0-                 -0-
                                             ------              ------              ------
Total Distributions....................         .25                 .03                 -0-
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $21.42              $22.53              $18.68
                                             ======              ======              ======

Total Return* (b)......................      -3.94%**            20.77%              13.42%**
Net Assets at End of the Period (In
  millions)............................      $ 41.0              $ 32.0              $  9.8
Ratio of Expenses to Average Net
  Assets* (c)..........................       2.00%               2.06%               2.27%
Ratio of Net Investment Income/Loss to
  Average Net Assets*..................       (.69%)               .10%                .42%
Portfolio Turnover.....................         22%**               21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................         N/A                 N/A               2.51%
   Ratio of Net Investment Income to
     Average Net Assets................         N/A                 N/A                .19%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS         YEAR        NOV. 1, 2005     YEAR ENDED OCTOBER 31,
CLASS I SHARES                   ENDED           ENDED            TO         ------------------------
                             FEB. 29, 2008   AUG. 31, 2007   AUG. 31, 2006    2005     2004     2003
                             ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $22.85          $18.80          $15.36       $12.57   $10.50   $ 8.50
                                ------          ------          ------       ------   ------   ------
  Net Investment Income.....       .04(a)          .23(a)          .16(a)       .13      .10      .05
  Net Realized and
    Unrealized Gain/Loss....      (.80)           3.89            3.33         2.66     1.97     1.95
                                ------          ------          ------       ------   ------   ------
Total from Investment
  Operations................      (.76)           4.12            3.49         2.79     2.07     2.00
                                ------          ------          ------       ------   ------   ------
Less:
  Distributions from Net
    Investment Income.......       .13             .07             .05          -0-      -0-      -0-
  Distributions from Net
    Realized Gain...........       .23             -0-             -0-          -0-      -0-      -0-
                                ------          ------          ------       ------   ------   ------
Total Distributions.........       .36             .07            0.05          -0-      -0-      -0-
                                ------          ------          ------       ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD....................    $21.73          $22.85          $18.80       $15.36   $12.57   $10.50
                                ======          ======          ======       ======   ======   ======

Total Return* (b)...........    -3.43%**        21.95%          22.68%**     22.20%   19.71%   23.53%
Net Assets at End of the
  Period (In millions)......     254.3          $173.5          $ 46.8       $ 18.3   $ 30.0   $ 50.1
Ratio of Expenses to Average
  Net Assets* (c)...........     1.00%           1.06%           1.27%        1.25%    1.25%    1.23%
Ratio of Net Investment
  Income to Average Net
  Assets*...................      .33%           1.05%           1.14%         .64%     .63%     .55%
Portfolio Turnover..........       22%**           21%             14%**        17%      37%      46%
*  If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (c)....................       N/A             N/A           1.89%        2.37%    1.48%      N/A
   Ratio of Net Investment
     Income/Loss to Average
     Net Assets.............       N/A             N/A            .52%        (.48%)    .40%      N/A

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              MARCH 20, 2007
                                                                             (COMMENCEMENT OF
CLASS R SHARES                                          SIX MONTHS ENDED      OPERATIONS) TO
                                                        FEBRUARY 29, 2008    AUGUST 31, 2007
                                                        -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............      $22.74               $21.30
                                                             ------               ------
  Net Investment Income/Loss (a).......................        (.02)                 .05
  Net Realized and Unrealized Gain/Loss................        (.78)                1.39
                                                             ------               ------
Total from Investment Operations.......................        (.80)                1.44
                                                             ------               ------
Less:
  Distributions from Net Investment Income.............         .09                  -0-
  Distributions from Net Realized Gain.................         .23                  -0-
                                                             ------               ------
Total Distributions....................................         .32                  -0-
                                                             ------               ------
NET ASSET VALUE, END OF THE PERIOD.....................      $21.62               $22.74
                                                             ======               ======

Total Return (b).......................................      -3.66%*               6.76%*
Net Assets at End of the Period (In millions)..........      $   .4               $   .3
Ratio of Expenses to Average Net Assets................       1.50%                1.54%
Ratio of Net Investment Income/Loss to Average Net
  Assets...............................................       (.15%)                .53%
Portfolio Turnover.....................................         22%*                 21%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Growth Fund (the "Fund"), is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation, with a secondary objective of income, by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on December 16, 2005. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, at the close of business on December 16, 2005, the Fund acquired substantially all of the net assets of the 1838 International Equity Fund in exchange for Class I Shares of the Fund through a tax-free exchange under Section 368 of the Internal Revenue Code. As a result of the reorganization, Class I Shares of the Fund are the accounting successor of the 1838 International Equity Fund and the fiscal year end changed from October 31 to August 31. The 1838 International Equity Fund commenced investment operations on August 3, 1995. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2007, the Fund utilized capital losses carried forward of $3,726,175.

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,004,175,602
                                                                ==============
Gross tax unrealized appreciation...........................    $  102,722,589
Gross tax unrealized depreciation...........................       (64,980,132)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   37,742,457
                                                                ==============

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary income.............................................    $1,961,133
Long-term capital gain......................................           -0-
                                                                ----------
                                                                $1,961,133
                                                                ==========

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................         $4,328,023
Undistributed long-term capital gain........................          5,187,752

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $8,751 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................        .75%
Over $1 billion.............................................        .70

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $6,900 representing legal services provided by Skadden, Arps, Slate, Meagher &

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $55,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $639,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $19,948 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $490,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $46,700. Sales charges do not represent expenses of the Fund.

    At February 29, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 4,695 shares of Class R.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                              FOR THE                       FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         FEBRUARY 29, 2008              AUGUST 31, 2007
                                     --------------------------    --------------------------
                                       SHARES         VALUE          SHARES         VALUE
Sales:
  Class A..........................   8,574,954    $199,096,142    16,527,477    $353,261,907
  Class B..........................     748,233      17,260,737     1,536,817      32,401,473
  Class C..........................     659,325      15,437,612     1,008,710      21,617,589
  Class I..........................   5,011,075     119,257,113     5,243,319     112,286,494
  Class R..........................       3,512          80,195        37,237         857,301
                                     ----------    ------------    ----------    ------------
Total Sales........................  14,997,099    $351,131,799    24,353,560    $520,424,764
                                     ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A..........................     371,931    $  8,822,192        40,698    $    845,198
  Class B..........................      22,917         538,561         1,896          39,120
  Class C..........................      15,055         353,641           730          15,065
  Class I..........................     111,512       2,651,761         3,109          64,670
  Class R..........................         124           2,946           -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Dividend Reinvestment........     521,539    $ 12,369,101        46,433    $    964,053
                                     ==========    ============    ==========    ============
Repurchases:
  Class A..........................  (2,522,258)   $(57,413,607)   (2,124,112)   $(46,095,857)
  Class B..........................    (322,039)     (7,307,458)     (322,185)     (6,982,866)
  Class C..........................    (179,964)     (4,040,275)     (112,690)     (2,444,119)
  Class I..........................  (1,014,844)    (23,016,882)     (145,050)     (3,198,225)
  Class R..........................      (1,185)        (27,921)      (23,254)       (509,495)
                                     ----------    ------------    ----------    ------------
Total Repurchases..................  (4,040,290)   $(91,806,143)   (2,727,291)   $(59,230,562)
                                     ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $10,700, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $474,634,379 and $213,007,993, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $696,700 and $71,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the foreign currency exposure, maturity, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component on realized gain/loss on forward foreign currency contracts. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 29, 2008, there were no forward foreign currency contracts outstanding.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurement of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        34, 134, 234, 634, 334
                                                                   IGFSAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02081P-Y02/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity Premium Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                            A SHARES              B SHARES              C SHARES          I SHARES
                          since 6/26/06         since 6/26/06        since 6/26/06      since 6/26/06
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                W/MAX
                                    5.75%                 5.00%                1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE      CHARGES

Since Inception          4.05%       0.44%     3.24%       1.01%     3.25%      3.25%       4.24%

1-year                  -4.00       -9.50     -4.68       -9.14     -4.77      -5.66       -3.68

6-month                 -7.45      -12.75     -7.77      -12.23     -7.77      -8.66       -7.28
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. BXM is a passive total return index based on (1) buying an S&P 500 index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written. Indexes are unmanaged and should not be considered investments. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

Credit market woes initiated by the collapse of the subprime mortgage market and the increasing probability of recession led to turbulent market conditions in the six-month period ended February 29, 2008. In the third quarter of 2007, credit standards tightened significantly after rising home foreclosures led to a crisis in the subprime mortgage market. This event triggered additional financial crises, as mortgage lenders declared bankruptcy, high profile hedge funds imploded, and large financial institutions declared multi-billion dollar losses in investments related to mortgage securities. Economic data in the U.S. also began to signal trouble, and inflationary pressures were growing. Gross domestic product (GDP) growth slowed to 0.6 percent in the fourth quarter, down from 4.9 percent in the third quarter. With the housing market still contracting, weak manufacturing and employment data, rising commodity prices for food and energy, and a falling U.S. dollar, many investors adopted a much more pessimistic outlook and the stock market stayed volatile throughout the period. The Federal Open Market Committee (the "Fed") responded by lowering its target federal funds rate and taking other steps to boost liquidity in the credit market. The federal government also looked to aid the economy by providing an economic stimulus plan to bolster consumer spending. Nonetheless, the probability of recession appeared very high going into the end of the period.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Equity Premium Income Fund underperformed the CBOE S&P 500(R) BuyWrite (BXM) Index and the 75% CBOE BXM Index/25% S&P 500(R) Index, and outperformed the S&P 500(R) Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

---------------------------------------------------------------------------------------
                                                                       75% CBOE
                                                 CBOE                     BXM
                                              S&P 500(R)     S&P       INDEX/25%
                                               BUYWRITE     500(R)    S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX       INDEX        INDEX

      -7.45%    -7.77%    -7.77%    -7.28%      -1.43%      -8.79%     -3.30%
---------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund's options strategy contributed positively to the overall portfolio performance during the period and generated a short-term capital gain from option premiums. In periods of market volatility, option pricing tends to rise, which means the Fund can collect higher premiums from writing covered calls than in times of flat or rising markets. This premium income helped to provide a cushion to the Fund's total return as the underlying stocks in the portfolio declined in value. As such, our call-writing strategy added value during the period, as we would expect when stock prices are falling. We also note, however, that our practice of selling slightly out-of-the-money call options generated lower premiums than those derived from the sale of at-the-money call options, which is an inherent feature of the CBOE BXM Index. The option premium shortfall contributed to the Fund's underperformance relative to the customized benchmark of 75% CBOE BXM Index/25% S&P 500(R) Index.

On a sector basis, a positive contributor to the Fund's performance relative to its benchmark stemmed largely from stock selection within the industrials and materials sectors. In the industrials sector, several capital goods and transportation holdings contributed positively to performance. Strong stock selection in the materials sector was driven by a mining stock, which performed very well during the period, following a merger and acquisition announcement.

However, the Fund's positive relative performance was somewhat offset by weak performance in other investments. The energy sector was the best performing sector in the S&P 500 Index during the period, but the Fund's energy holdings--although they did produce a positive return during the period--did not keep pace with the Index's higher returning group of energy stocks. In the financials sector, the Fund was hurt by holdings in banks with strong exposure to mortgages, as well as a position in a bond insurer that suffered a credit downgrade and posted a significant profit loss stemming from problems in the subprime mortgage market. Performance in the consumer staples sector was hampered by the Fund's exposure to a large discount retailer whose share price was volatile throughout the period under review, as declining consumer spending diminished retail sales. Also within the consumer staples sector, the Fund's holdings in a large grocery store chain and a meat processor detracted from results, as profits margins for both companies were squeezed by rising food and grain costs, respectively.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 2/29/08
Exxon Mobil Corp.                                                 2.9%
IBM Corp.                                                         2.2
Altria Group, Inc.                                                2.1
Hewlett-Packard Co.                                               2.1
AT&T, Inc.                                                        2.0
ConocoPhillips                                                    1.9
Goldman Sachs Group, Inc.                                         1.4
McDonald's Corp.                                                  1.3
Loews Corp.--Carolina Group                                       1.3
CVS Caremark Corp.                                                1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Integrated Oil & Gas                                              7.4%
Computer Hardware                                                 5.3
Aerospace & Defense                                               4.5
Pharmaceuticals                                                   4.5
Investment Banking & Brokerage                                    3.4
Tobacco                                                           3.4
Communications Equipment                                          3.2
Other Diversified Financial Services                              3.1
Integrated Telecommunication Services                             2.6
Systems Software                                                  2.6
Managed Health Care                                               2.5
Construction & Farm Machinery & Heavy Trucks                      2.4
Property & Casualty Insurance                                     2.2
Multi-Line Insurance                                              2.2
Railroads                                                         2.0
Restaurants                                                       1.8
Health Care Services                                              1.8
Semiconductors                                                    1.6
Life Sciences Tools & Services                                    1.6
Biotechnology                                                     1.5
Oil & Gas Equipment & Services                                    1.5
Diversified Metals & Mining                                       1.4
Movies & Entertainment                                            1.3
Drug Retail                                                       1.3
Thrifts & Mortgage Finance                                        1.2
Department Stores                                                 1.2
Industrial Conglomerates                                          1.1
Life & Health Insurance                                           1.1
Broadcasting & Cable TV                                           1.0
Internet Software & Services                                      0.9
Auto Parts & Equipment                                            0.9
Oil & Gas Refining & Marketing                                    0.9
Apparel, Accessories & Luxury Goods                               0.8
Oil & Gas Drilling                                                0.8
Electric Utilities                                                0.8
Household Appliances                                              0.8
Oil & Gas Storage & Transportation                                0.7
Fertilizers & Agricultural Chemicals                              0.7
Household Products                                                0.7
Food Retail                                                       0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
                                       (continued from previous page)
Footwear                                                          0.6
Apparel Retail                                                    0.6
Health Care Distributors                                          0.6
Application Software                                              0.6
Gas Utilities                                                     0.6
Consumer Finance                                                  0.5
Steel                                                             0.5
Diversified Chemicals                                             0.5
Soft Drinks                                                       0.4
Health Care Equipment                                             0.4
Semiconductor Equipment                                           0.4
Real Estate Management & Development                              0.4
Specialized Finance                                               0.4
Personal Products                                                 0.4
IT Consulting & Other Services                                    0.4
Hypermarkets & Super Centers                                      0.4
Construction & Engineering                                        0.4
Human Resource & Employment Services                              0.4
Oil & Gas Exploration & Production                                0.3
Exchange Traded Fund                                              0.3
Packaged Foods & Meats                                            0.3
Home Furnishings                                                  0.3
Agricultural Products                                             0.3
Internet Retail                                                   0.3
Electrical Components & Equipment                                 0.3
Brewers                                                           0.3
Hotels, Resorts & Cruise Lines                                    0.3
Diversified Banks                                                 0.3
Electronic Equipment Manufacturers                                0.3
Independent Power Producers & Energy Traders                      0.3
Publishing                                                        0.3
Industrial Machinery                                              0.2
Electronic Manufacturing Services                                 0.2
Regional Banks                                                    0.2
Airlines                                                          0.2
Data Processing & Outsourced Services                             0.2
Computer Storage & Peripherals                                    0.2
Aluminum                                                          0.2
Casinos & Gaming                                                  0.2
Wireless Telecommunication Services                               0.1
Distillers & Vintners                                             0.1
Specialty Stores                                                  0.1
Health Care Technology                                            0.1
Trucking                                                          0.1
Building Products                                                 0.1
Air Freight & Logistics                                           0.1
Home Entertainment Software                                       0.1
Computer & Electronics Retail                                     0.0*
Consumer Electronics                                              0.0*
Trading Companies & Distributors                                  0.0*

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
                                        (continued from previous page)
Commodity Chemicals                                               0.0*
Mortgage REIT's                                                   0.0*
                                                                -----
Total Long-Term Investments                                      94.1
Total Repurchase Agreements                                       5.5
                                                                -----
Total Investments                                                99.6
Other Assets in Excess of Liabilities                             1.1
Written Options                                                  (0.7)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at PO Box 219286 Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $  925.46          $5.41
  Hypothetical................................     1,000.00         1,019.24           5.67
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           922.28           9.03
  Hypothetical................................     1,000.00         1,015.47           9.47
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           922.28           8.99
  Hypothetical................................     1,000.00         1,015.51           9.42
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           927.17           4.26
  Hypothetical................................     1,000.00         1,020.44           4.47
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 1.89%, 1.88% and 0.89% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  93.8%
AEROSPACE & DEFENSE  4.5%
BE Aerospace, Inc. (a)......................................    31,459    $  1,079,044
Boeing Co. .................................................    28,652       2,372,099
DRS Technologies, Inc. .....................................    21,791       1,222,257
General Dynamics Corp. .....................................    44,069       3,607,048
Honeywell International, Inc. ..............................    42,279       2,432,734
L-3 Communications Holdings, Inc. ..........................    14,349       1,525,155
Lockheed Martin Corp. ......................................    31,611       3,262,255
Northrop Grumman Corp. .....................................    44,811       3,522,593
Precision Castparts Corp. ..................................    11,274       1,244,537
Raytheon Co. ...............................................    29,041       1,883,018
                                                                          ------------
                                                                            22,150,740
                                                                          ------------
AGRICULTURAL PRODUCTS  0.3%
Archer-Daniels-Midland Co. .................................    14,813         668,066
Corn Products International, Inc. ..........................    25,835         948,403
                                                                          ------------
                                                                             1,616,469
                                                                          ------------
AIR FREIGHT & LOGISTICS  0.1%
UTI Worldwide, Inc. (British Virgin Islands)................    16,280         273,178
                                                                          ------------

AIRLINES  0.2%
AMR Corp. (a)...............................................    34,391         440,549
Continental Airlines, Inc., Class B (a).....................    14,640         353,995
US Airways Group, Inc. (a)..................................    20,642         255,961
                                                                          ------------
                                                                             1,050,505
                                                                          ------------
ALUMINUM  0.2%
Alcoa, Inc. ................................................    24,440         907,702
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.8%
Coach, Inc. (a).............................................    10,092         305,989
Jones Apparel Group, Inc. ..................................    19,599         276,542
Liz Claiborne, Inc. ........................................    15,004         266,771
Polo Ralph Lauren Corp., Class A............................    17,773       1,105,303
VF Corp. ...................................................    27,523       2,092,849
                                                                          ------------
                                                                             4,047,454
                                                                          ------------
APPAREL RETAIL  0.6%
American Eagle Outfitters, Inc. ............................    49,840       1,065,081
Chico's FAS, Inc. (a).......................................    32,561         303,143
Coldwater Creek, Inc. (a)...................................    47,890         264,832
Guess?, Inc. ...............................................     8,063         331,631
The Men's Wearhouse, Inc. ..................................    28,200         649,728
Urban Outfitters, Inc. (a)..................................    12,091         347,979
                                                                          ------------
                                                                             2,962,394
                                                                          ------------
APPLICATION SOFTWARE  0.6%
Adobe Systems, Inc. (a).....................................    25,294         851,143
Citrix Systems, Inc. (a)....................................     5,150         169,590

 10                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
APPLICATION SOFTWARE (CONTINUED)
Salesforce.com, Inc. (a)....................................    27,696    $  1,654,005
Synopsys, Inc. (a)..........................................     1,914          44,424
                                                                          ------------
                                                                             2,719,162
                                                                          ------------
AUTO PARTS & EQUIPMENT  0.9%
Autoliv, Inc. ..............................................    20,089       1,002,441
BorgWarner, Inc. ...........................................    24,124       1,039,985
Johnson Controls, Inc. .....................................    76,930       2,527,920
                                                                          ------------
                                                                             4,570,346
                                                                          ------------
BIOTECHNOLOGY  1.5%
Amgen, Inc. (a).............................................    22,385       1,018,965
Genentech, Inc. (a).........................................     3,116         236,037
Genzyme Corp. (a)...........................................    29,428       2,087,034
Gilead Sciences, Inc. (a)...................................    87,943       4,161,463
                                                                          ------------
                                                                             7,503,499
                                                                          ------------
BREWERS  0.3%
Molson Coors Brewing Co., Class B...........................    28,455       1,535,432
                                                                          ------------

BROADCASTING & CABLE TV  1.0%
Comcast Corp., Class A......................................   170,136       3,324,457
DIRECTV Group, Inc. (a).....................................    60,998       1,528,000
                                                                          ------------
                                                                             4,852,457
                                                                          ------------
BUILDING PRODUCTS  0.1%
USG Corp. (a)...............................................     8,186         278,570
                                                                          ------------

CASINOS & GAMING  0.2%
Las Vegas Sands Corp. (a)...................................     2,944         245,235
Penn National Gaming, Inc. (a)..............................     7,122         326,401
Wynn Resorts, Ltd. .........................................     2,748         276,724
                                                                          ------------
                                                                               848,360
                                                                          ------------
COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................     1,011           4,458
                                                                          ------------

COMMUNICATIONS EQUIPMENT  3.2%
ADC Telecommunications, Inc. (a)............................    88,772       1,213,513
Ciena Corp. (a).............................................    33,903         875,714
Cisco Systems, Inc. (a).....................................   237,842       5,796,210
Corning, Inc. ..............................................   175,930       4,086,854
F5 Networks, Inc. (a).......................................    11,591         256,857
Motorola, Inc. .............................................   222,251       2,215,842
QUALCOMM, Inc. .............................................    35,738       1,514,219
                                                                          ------------
                                                                            15,959,209
                                                                          ------------
COMPUTER & ELECTRONICS RETAIL  0.0%
GameStop Corp., Class A (a).................................     5,156         218,408
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMPUTER HARDWARE  5.3%
Apple, Inc. (a).............................................    28,508    $  3,564,070
Dell, Inc. (a)..............................................    62,651       1,243,622
Diebold, Inc. ..............................................    10,747         259,218
Hewlett-Packard Co. ........................................   217,158      10,373,638
IBM Corp. ..................................................    94,942      10,810,096
                                                                          ------------
                                                                            26,250,644
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  0.2%
EMC Corp. (a)...............................................    23,507         365,299
Network Appliance, Inc. (a).................................    12,756         275,785
QLogic Corp. (a)............................................    22,244         352,567
                                                                          ------------
                                                                               993,651
                                                                          ------------
CONSTRUCTION & ENGINEERING  0.4%
Fluor Corp. ................................................     2,007         279,475
Jacobs Engineering Group, Inc. (a)..........................    18,726       1,503,510
                                                                          ------------
                                                                             1,782,985
                                                                          ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.4%
AGCO Corp. (a)..............................................    38,074       2,469,480
Caterpillar, Inc. ..........................................     8,166         590,647
Deere & Co. ................................................    67,893       5,785,162
Joy Global, Inc. ...........................................    37,233       2,471,154
Manitowoc Co., Inc. ........................................     6,703         273,080
                                                                          ------------
                                                                            11,589,523
                                                                          ------------
CONSUMER ELECTRONICS  0.0%
Garmin, Ltd. (Cayman Islands)...............................     3,205         188,165
                                                                          ------------

CONSUMER FINANCE  0.5%
American Express Co. .......................................    33,558       1,419,503
Discover Financial Services.................................    57,263         864,099
First Marblehead Corp. .....................................    28,522         343,120
                                                                          ------------
                                                                             2,626,722
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  0.2%
Global Payments, Inc. ......................................    26,314       1,043,876
                                                                          ------------

DEPARTMENT STORES  1.2%
J.C. Penney Co., Inc. ......................................    49,212       2,274,087
Macy's, Inc. ...............................................    99,799       2,463,039
Nordstrom, Inc. ............................................    29,033       1,075,092
                                                                          ------------
                                                                             5,812,218
                                                                          ------------
DISTILLERS & VINTNERS  0.1%
MGP Ingredients, Inc. ......................................    52,698         338,321
                                                                          ------------

DIVERSIFIED BANKS  0.3%
Wells Fargo & Co. ..........................................    49,519       1,447,440
                                                                          ------------

DIVERSIFIED CHEMICALS  0.5%
FMC Corp. ..................................................    41,110       2,327,237
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING  1.4%
Freeport-McMoRan Copper & Gold, Inc. .......................    16,272    $  1,641,194
Rio Tinto PLC--ADR (United Kingdom).........................     5,091       2,313,605
Southern Copper Corp. ......................................    25,382       2,896,340
                                                                          ------------
                                                                             6,851,139
                                                                          ------------
DRUG RETAIL  1.3%
CVS Caremark Corp. .........................................   154,797       6,250,703
                                                                          ------------

ELECTRIC UTILITIES  0.8%
Exelon Corp. ...............................................    49,908       3,735,614
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.3%
General Cable Corp. (a).....................................    23,123       1,427,151
SunPower Corp., Class A (a).................................     2,418         158,911
                                                                          ------------
                                                                             1,586,062
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.3%
Amphenol Corp., Class A.....................................    28,941       1,069,949
Mettler-Toledo International, Inc. (a)......................     3,699         361,392
                                                                          ------------
                                                                             1,431,341
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  0.2%
Jabil Circuit, Inc. ........................................    87,177       1,126,327
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
Monsanto Co. ...............................................    31,507       3,644,730
                                                                          ------------

FOOD RETAIL  0.6%
Safeway, Inc. ..............................................    31,765         912,926
SUPERVALU, Inc. ............................................    75,559       1,983,424
Whole Foods Market, Inc. ...................................     5,154         181,163
                                                                          ------------
                                                                             3,077,513
                                                                          ------------
FOOTWEAR  0.6%
Crocs, Inc. (a).............................................     7,665         186,413
NIKE, Inc., Class B.........................................    47,339       2,849,808
                                                                          ------------
                                                                             3,036,221
                                                                          ------------
GAS UTILITIES  0.6%
Energen Corp. ..............................................    19,310       1,158,600
Questar Corp. ..............................................    27,677       1,529,154
                                                                          ------------
                                                                             2,687,754
                                                                          ------------
HEALTH CARE DISTRIBUTORS  0.6%
McKesson Corp. .............................................    48,975       2,877,771
                                                                          ------------

HEALTH CARE EQUIPMENT  0.4%
Advanced Medical Optics, Inc. (a)...........................    66,212       1,514,931
Kinetic Concepts, Inc. (a)..................................    10,818         555,937
                                                                          ------------
                                                                             2,070,868
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE SERVICES  1.8%
DaVita, Inc. (a)............................................    20,915    $  1,038,012
Express Scripts, Inc. (a)...................................    38,774       2,291,543
Medco Health Solutions, Inc. (a)............................    47,842       2,119,879
Quest Diagnostics, Inc. ....................................    72,099       3,436,959
                                                                          ------------
                                                                             8,886,393
                                                                          ------------
HEALTH CARE TECHNOLOGY  0.1%
Hlth Corp. (a)..............................................    24,287         287,558
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  0.1%
Electronic Arts, Inc. (a)...................................     5,419         256,264
                                                                          ------------

HOME FURNISHINGS  0.3%
Tempur-Pedic International, Inc. ...........................    93,356       1,626,261
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES  0.3%
Marriott International, Inc., Class A.......................         1              34
Wyndham Worldwide Corp. ....................................    66,885       1,482,840
                                                                          ------------
                                                                             1,482,874
                                                                          ------------
HOUSEHOLD APPLIANCES  0.8%
Stanley Works...............................................    39,667       1,925,436
Whirlpool Corp. ............................................    21,177       1,786,704
                                                                          ------------
                                                                             3,712,140
                                                                          ------------
HOUSEHOLD PRODUCTS  0.7%
Energizer Holdings, Inc. (a)................................    18,530       1,720,140
Kimberly-Clark Corp. .......................................    26,947       1,756,405
                                                                          ------------
                                                                             3,476,545
                                                                          ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.4%
Manpower, Inc. .............................................    26,244       1,488,035
Monster Worldwide, Inc. (a).................................     9,732         258,774
                                                                          ------------
                                                                             1,746,809
                                                                          ------------
HYPERMARKETS & SUPER CENTERS  0.4%
Costco Wholesale Corp. .....................................    29,428       1,822,182
                                                                          ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.3%
AES Corp. (a)...............................................    79,340       1,426,533
                                                                          ------------

INDUSTRIAL CONGLOMERATES  1.1%
General Electric Co. .......................................   157,981       5,235,490
                                                                          ------------

INDUSTRIAL MACHINERY  0.2%
Parker Hannifin Corp. ......................................    17,822       1,151,836
                                                                          ------------

INTEGRATED OIL & GAS  7.4%
Chevron Corp. ..............................................    70,698       6,126,689
ConocoPhillips..............................................   111,186       9,196,194
Exxon Mobil Corp. (b).......................................   166,780      14,511,528

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTEGRATED OIL & GAS (CONTINUED)
Hess Corp. .................................................    27,595    $  2,571,302
Marathon Oil Corp. .........................................    75,681       4,023,202
                                                                          ------------
                                                                            36,428,915
                                                                          ------------
INTEGRATED TELECOMMUNICATION SERVICES  2.6%
AT&T, Inc. .................................................   276,538       9,631,818
Verizon Communications, Inc. ...............................    86,815       3,153,121
                                                                          ------------
                                                                            12,784,939
                                                                          ------------
INTERNET RETAIL  0.3%
Amazon.com, Inc. (a)........................................     3,529         227,515
Expedia, Inc. (a)...........................................    52,952       1,214,189
NutriSystem, Inc. (a).......................................    11,615         166,211
                                                                          ------------
                                                                             1,607,915
                                                                          ------------
INTERNET SOFTWARE & SERVICES  0.9%
Akamai Technologies, Inc. (a)...............................     8,933         314,084
eBay, Inc. (a)..............................................    89,619       2,362,357
Google, Inc., Class A (a)...................................     3,551       1,673,160
WebMD Health Corp., Class A (a).............................     8,001         222,908
                                                                          ------------
                                                                             4,572,509
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  3.4%
Bear Stearns Cos., Inc. ....................................     7,626         609,012
E*TRADE Financial Corp. (a).................................   144,564         617,288
Goldman Sachs Group, Inc. ..................................    39,164       6,643,389
Lehman Brothers Holdings, Inc. .............................   111,651       5,693,085
Merrill Lynch & Co., Inc. ..................................    68,291       3,384,502
                                                                          ------------
                                                                            16,947,276
                                                                          ------------
IT CONSULTING & OTHER SERVICES  0.4%
Accenture, Ltd., Class A (Bermuda)..........................    43,977       1,550,189
Cognizant Technology Solutions Corp., Class A (a)...........     9,152         276,482
                                                                          ------------
                                                                             1,826,671
                                                                          ------------
LIFE & HEALTH INSURANCE  1.1%
MetLife, Inc. ..............................................    55,904       3,256,967
Prudential Financial, Inc. .................................    26,083       1,903,276
                                                                          ------------
                                                                             5,160,243
                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES  1.6%
Invitrogen Corp. (a)........................................    35,023       2,959,093
Thermo Fisher Scientific, Inc. (a)..........................    87,906       4,916,583
                                                                          ------------
                                                                             7,875,676
                                                                          ------------
MANAGED HEALTH CARE  2.5%
Aetna, Inc. ................................................    50,767       2,518,043
CIGNA Corp. ................................................     4,975         221,786
Health Net, Inc. (a)........................................    48,813       2,144,843
Humana, Inc. (a)............................................    55,280       3,777,282
WellPoint, Inc. (a).........................................    54,438       3,815,015
                                                                          ------------
                                                                            12,476,969
                                                                          ------------
MORTGAGE REIT'S  0.0%
New Century Financial Corp. (a).............................       397               5
                                                                          ------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  1.3%
News Corp., Class A.........................................    90,788    $  1,671,407
Time Warner, Inc. ..........................................    81,706       1,275,431
Walt Disney Co. ............................................   111,574       3,616,113
                                                                          ------------
                                                                             6,562,951
                                                                          ------------
MULTI-LINE INSURANCE  2.2%
American Financial Group, Inc. .............................    61,900       1,601,353
American International Group, Inc. .........................    60,965       2,856,820
Hartford Financial Services Group, Inc. ....................    48,664       3,401,614
Loews Corp. ................................................    70,309       2,941,728
                                                                          ------------
                                                                            10,801,515
                                                                          ------------
OIL & GAS DRILLING  0.8%
ENSCO International, Inc. ..................................     5,587         334,326
Pride International, Inc. (a)...............................    10,231         362,587
Transocean, Inc. (Cayman Islands) (a).......................    22,806       3,204,471
                                                                          ------------
                                                                             3,901,384
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  1.5%
Halliburton Co. ............................................    33,095       1,267,538
Helix Energy Solutions Group, Inc. (a)......................     7,839         276,090
National-Oilwell Varco, Inc. (a)............................    44,225       2,755,218
Superior Energy Services, Inc. (a)..........................    72,509       2,950,391
                                                                          ------------
                                                                             7,249,237
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  0.3%
Anadarko Petroleum Corp. ...................................    26,628       1,697,269
                                                                          ------------

OIL & GAS REFINING & MARKETING  0.9%
Frontier Oil Corp. .........................................     7,725         275,860
Valero Energy Corp. ........................................    70,620       4,079,717
                                                                          ------------
                                                                             4,355,577
                                                                          ------------
OIL & GAS STORAGE & TRANSPORTATION  0.7%
Overseas Shipholding Group, Inc. ...........................    44,848       2,812,866
Spectra Energy Corp. .......................................    36,236         837,414
                                                                          ------------
                                                                             3,650,280
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  3.1%
Bank of America Corp. ......................................   141,323       5,616,176
Citigroup, Inc. ............................................   160,894       3,814,797
JPMorgan Chase & Co. .......................................   140,220       5,699,943
                                                                          ------------
                                                                            15,130,916
                                                                          ------------
PACKAGED FOODS & MEATS  0.3%
Tyson Foods, Inc., Class A..................................   114,724       1,653,173
                                                                          ------------

PERSONAL PRODUCTS  0.4%
Alberto-Culver Co. .........................................    56,075       1,502,810
Bare Escentuals, Inc. (a)...................................    12,818         350,957
                                                                          ------------
                                                                             1,853,767
                                                                          ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PHARMACEUTICALS  4.5%
APP Pharmaceuticals, Inc. (a)...............................    30,815    $    346,361
Barr Pharmaceuticals, Inc. (a)..............................    10,110         476,686
Bristol-Myers Squibb Co. ...................................    89,007       2,012,448
Johnson & Johnson...........................................    84,569       5,239,895
Merck & Co., Inc. ..........................................   139,762       6,191,457
Pfizer, Inc. ...............................................    13,177         293,583
Schering-Plough Corp. ......................................   121,528       2,637,158
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    60,186       2,953,327
Wyeth.......................................................    44,730       1,951,123
                                                                          ------------
                                                                            22,102,038
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  2.2%
Allstate Corp. .............................................    35,918       1,714,366
Ambac Financial Group, Inc. ................................    47,721         531,612
Chubb Corp. ................................................    55,281       2,813,803
CNA Financial Corp.--GDR....................................    89,151       2,375,874
MBIA, Inc. .................................................    15,908         206,327
Philadelphia Consolidated Holding Corp. (a).................    45,549       1,545,022
Travelers Cos., Inc. .......................................    39,582       1,837,001
                                                                          ------------
                                                                            11,024,005
                                                                          ------------
PUBLISHING  0.3%
Meredith Corp. .............................................    29,745       1,289,446
                                                                          ------------

RAILROADS  2.0%
Burlington Northern Santa Fe Corp. .........................    45,740       4,015,057
CSX Corp. ..................................................    73,258       3,554,478
Union Pacific Corp. ........................................    17,511       2,184,673
                                                                          ------------
                                                                             9,754,208
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  0.4%
Jones Lang LaSalle, Inc. ...................................    25,494       1,947,487
                                                                          ------------

REGIONAL BANKS  0.2%
National City Corp. ........................................    69,777       1,106,663
                                                                          ------------

RESTAURANTS  1.8%
Burger King Holdings, Inc. .................................    47,426       1,216,951
McDonald's Corp. ...........................................   122,087       6,606,128
Panera Bread Co., Class A (a)...............................     9,447         353,034
Starbucks Corp. (a).........................................    28,549         513,026
Yum! Brands, Inc. ..........................................     8,871         305,606
                                                                          ------------
                                                                             8,994,745
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  0.4%
MEMC Electronic Materials, Inc. (a).........................    25,575       1,950,861
                                                                          ------------

SEMICONDUCTORS  1.6%
Cypress Semiconductor Corp. (a).............................    44,184         960,560
Integrated Device Technology, Inc. (a)......................    27,977         234,727

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
Intel Corp. ................................................   182,814    $  3,647,139
LSI Corp. (a)...............................................    59,733         301,054
Maxim Integrated Products, Inc. ............................     2,907          53,111
Micron Technology, Inc. (a).................................    40,518         304,696
Texas Instruments, Inc. ....................................    81,257       2,434,460
                                                                          ------------
                                                                             7,935,747
                                                                          ------------
SOFT DRINKS  0.4%
Pepsi Bottling Group, Inc. .................................    37,113       1,262,213
PepsiAmericas, Inc. ........................................    35,849         906,980
                                                                          ------------
                                                                             2,169,193
                                                                          ------------
SPECIALIZED FINANCE  0.4%
Nasdaq Stock Market, Inc. (a)...............................    44,692       1,855,165
                                                                          ------------

SPECIALTY STORES  0.1%
Office Depot, Inc. (a)......................................    28,194         320,566
                                                                          ------------

STEEL  0.5%
United States Steel Corp. ..................................    23,513       2,549,985
                                                                          ------------

SYSTEMS SOFTWARE  2.6%
McAfee, Inc. (a)............................................    92,508       3,077,741
Microsoft Corp. ............................................   211,629       5,760,541
Oracle Corp. (a)............................................   196,912       3,701,946
VMware, Inc., Class A (a)...................................     3,512         206,049
                                                                          ------------
                                                                            12,746,277
                                                                          ------------
THRIFTS & MORTGAGE FINANCE  1.2%
Countrywide Financial Corp. ................................   124,892         788,069
Federal Home Loan Mortgage Corp. ...........................    10,165         255,955
Federal National Mortgage Association.......................    58,353       1,613,460
IndyMac Bancorp, Inc. ......................................     6,976          42,902
MGIC Investment Corp. ......................................    81,874       1,212,554
PMI Group, Inc. ............................................    24,277         176,494
Radian Group, Inc. .........................................   166,465       1,185,231
Sovereign Bancorp, Inc. ....................................    26,964         297,413
Washington Mutual, Inc. ....................................    34,934         517,023
                                                                          ------------
                                                                             6,089,101
                                                                          ------------
TOBACCO  3.4%
Altria Group, Inc. .........................................   142,817      10,445,636
Loews Corp.--Carolina Group.................................    83,701       6,301,848
                                                                          ------------
                                                                            16,747,484
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS  0.0%
WESCO International, Inc. (a)...............................     3,268         130,720
                                                                          ------------

TRUCKING  0.1%
Avis Budget Group, Inc. (a).................................    24,502         280,058
                                                                          ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES  0.1%
American Tower Corp., Class A (a)...........................     7,708    $    296,296
NII Holdings, Inc., Class B (a).............................     6,821         270,998
                                                                          ------------
                                                                               567,294
                                                                          ------------

TOTAL COMMON STOCKS (C)  93.8%.........................................    461,484,283

EXCHANGE TRADED FUND  0.3%
Semiconductor HOLDRs Trust..................................    58,100       1,658,755
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  94.1%
  (Cost $532,176,136)..................................................    463,143,038
                                                                          ------------

REPURCHASE AGREEMENTS  5.5%
Banc of America Securities ($10,805,327 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $10,808,172)........     10,805,327
Citigroup Global Markets, Inc. ($9,604,735 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $9,607,176).........      9,604,735
State Street Bank & Trust Co. ($6,567,938 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $6,569,394).........      6,567,938
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS 5.5%
  (Cost $26,978,000)...................................................     26,978,000
                                                                          ------------

TOTAL INVESTMENTS  99.6%
  (Cost $559,154,136)..................................................    490,121,038
OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%............................      5,202,176
WRITTEN OPTIONS  (0.7%)................................................     (3,287,846)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $492,035,368
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) This Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 29, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, March 2008 (Current Notional
  Value of $66,565 per contract)............................     304         $(456,326)
                                                                 ===         =========

WRITTEN OPTIONS OUTSTANDING AS OF FEBRUARY 29, 2008:

                               EXERCISE   EXPIRATION   NUMBER OF
       NAME OF ISSUER           PRICE        DATE      CONTRACTS      PREMIUM        VALUE
Call--Basket--Aetna, Inc.,
  Bank of America Corp.,
  Burger King Holdings, Inc.,
  Costco Wholesale Corp.,
  Hess Corp., Merck & Co.,
  Inc., Molson Coors Brewing
  Co., Class B, Teva
  Pharmaceutical Industries,
  Ltd., and WellPoint, Inc.
  (OTC)......................  $  101.0    03/26/08      294,976    $  (415,916)  $  (125,542)
Call--Basket--AGCO Corp., FMC
  Corp., Genzyme Corp., L-3
  Communications Holdings,
  Inc., Marathon Oil Corp.,
  McKesson Corp., Raytheon
  Co., and Travelers Cos.,
  Inc. (OTC).................     101.2    03/26/08      197,110       (323,260)      (99,480)
Call--Basket--Altria Group,
  Inc., CVS Caremark Corp.,
  Energizer Holdings, Inc.,
  Expedia Inc., MEMC
  Electronic Materials, Inc.,
  Microsoft Corp., National-
  Oilwell Varco, Inc.,
  Superior Energy Services,
  Inc., and Texas
  Instruments, Inc. (OTC)....     101.0    03/26/08      364,887       (547,331)     (209,270)
Call--Basket--American
  Express Co., Cisco Systems,
  Inc., ConocoPhillips, CSX
  Corp., Hewlett-Packard Co.,
  Honeywell International,
  Inc., Loews Corp., Overseas
  Shipholding Group, Inc.,
  and Questar Corp. (OTC)....     101.3    03/26/08      414,423       (774,971)     (401,393)

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                               EXERCISE   EXPIRATION   NUMBER OF
       NAME OF ISSUER           PRICE        DATE      CONTRACTS      PREMIUM        VALUE
Call--Basket--AT&T, Inc.,
  Exelon Corp., Lockheed
  Martin Corp., Merrill Lynch
  & Co., Inc., Monsanto Co.,
  Southern Copper Corp.,
  Transocean, Inc., United
  States Steel Corp., and
  Verizon Communications,
  Inc. (OTC).................  $  101.3    03/26/08      367,008    $  (756,037)  $  (424,445)
Call--Basket--Burlington
  Northern Santa Fe Corp.,
  DIRECTV Group., Inc.,
  Gilead Sciences, Inc.,
  McDonald's Corp., NIKE,
  Inc., Class B, Northrop
  Grumman Corp., Thermo
  Fisher Scientific, Inc.,
  Union Pacific Corp., and
  Walt Disney Co. (OTC)......     101.0    03/26/08      340,881       (531,774)     (256,499)
Call--Basket--Chevron Corp.,
  Chubb Corp., Exxon Mobil
  Corp., Humana, Inc., Medco
  Health Solutions, Inc.,
  MetLife, Inc., Prudential
  Finance, Inc., and Quest
  Diagnostics, Inc. (OTC)....     101.2    03/26/08      393,055       (668,194)     (213,089)
Call--Basket--Deere & Co.,
  General Electric Co., IBM
  Corp., Johnson & Johnson,
  JPMorgan Chase & Co.,
  Lehman Brothers Holdings,
  Inc., and PepsiAmericas,
  Inc. (OTC).................     101.3    03/26/08      410,480       (862,008)     (373,578)
Call--Basket--Express
  Scripts, Inc., General
  Dynamics Corp., Invitrogen
  Corp., Loews
  Corp. - Carolina Group,
  Nasdaq Stock Market, Inc.,
  Oracle Corp., QUALCOMM,
  Inc., Rio Tinto PLC, and
  Valero Energy Corp.
  (OTC)......................     101.2    03/26/08      295,848       (482,232)     (164,950)
Call--S&P 500 Index March
  2008.......................   1,345.0    03/22/08          160       (599,520)     (401,600)
Call--S&P 500 Index March
  2008.......................   1,350.0    03/22/08          300     (1,110,099)     (618,000)
                                                       ---------    -----------   -----------
                                                       3,079,128    $(7,071,342)  $(3,287,846)
                                                       =========    ===========   ===========

OTC--Over the Counter

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $559,154,136).......................  $490,121,038
Cash........................................................         1,171
Receivables:
  Options Written...........................................     5,361,723
  Fund Shares Sold..........................................     2,865,263
  Dividends.................................................       794,058
  Interest..................................................         2,247
Other.......................................................        11,868
                                                              ------------
    Total Assets............................................   499,157,368
                                                              ------------
LIABILITIES:
Payables:
  Options Written, at value (premiums received of
    $7,071,342).............................................     3,287,846
  Fund Shares Repurchased...................................     2,015,361
  Income and Capital Gains Distributions....................       593,635
  Variation Margin on Futures...............................       524,400
  Distributor and Affiliates................................       282,287
  Investment Advisory Fee...................................       274,915
Trustees' Deferred Compensation and Retirement Plans........        23,789
Accrued Expenses............................................       119,767
                                                              ------------
    Total Liabilities.......................................     7,122,000
                                                              ------------
NET ASSETS..................................................  $492,035,368
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.001 per share with an unlimited
  number of shares authorized)..............................  $557,405,836
Accumulated Undistributed Net Investment Income.............       233,127
Accumulated Net Realized Gain...............................       102,333
Net Unrealized Depreciation.................................   (65,705,928)
                                                              ------------
NET ASSETS..................................................  $492,035,368
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $292,801,325 and 30,601,533 shares of
    beneficial interest issued and outstanding).............  $       9.57
    Maximum sales charge (5.75%* of offering price).........          0.58
                                                              ------------
    Maximum offering price to public........................  $      10.15
                                                              ============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,033,603 and 3,269,479 shares of
    beneficial interest issued and outstanding).............  $       9.49
                                                              ============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $161,771,669 and 17,040,945 shares of
    beneficial interest issued and outstanding).............  $       9.49
                                                              ============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,428,771 and 671,277 shares of
    beneficial interest issued and outstanding).............  $       9.58
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $2,337)......  $  4,010,153
Interest....................................................       425,723
                                                              ------------
    Total Income............................................     4,435,876
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,789,399
Distribution (12b-1) and Service Fees
  Class A...................................................       385,839
  Class B...................................................       167,401
  Class C...................................................       830,743
Transfer Agent Fees.........................................       240,073
Accounting and Administrative Expenses......................        58,043
Registration Fees...........................................        53,457
Professional Fees...........................................        39,710
Custody.....................................................        30,620
Reports to Shareholders.....................................        25,960
Trustees' Fees and Related Expenses.........................        11,412
Other.......................................................        13,410
                                                              ------------
    Total Expenses..........................................     3,646,067
    Less Credits Earned on Cash Balances....................         4,659
                                                              ------------
    Net Expenses............................................     3,641,408
                                                              ------------
NET INVESTMENT INCOME.......................................  $    794,468
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  7,363,612
  Options...................................................     8,396,546
  Futures...................................................    (2,534,275)
                                                              ------------
Net Realized Gain...........................................    13,225,883
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (9,670,513)
                                                              ------------
  End of the Period:
    Investments.............................................   (69,033,098)
    Options.................................................     3,783,496
    Futures.................................................      (456,326)
                                                              ------------
                                                               (65,705,928)
                                                              ------------
NET UNREALIZED DEPRECIATION DURING THE PERIOD...............   (56,035,415)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(42,809,532)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(42,015,064)
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                         FEBRUARY 29, 2008    AUGUST 31, 2007
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................     $    794,468       $    259,734
Net Realized Gain......................................       13,225,883         21,491,528
Net Unrealized Depreciation During the Period..........      (56,035,415)       (10,293,719)
                                                            ------------       ------------
Change in Net Assets from Operations...................      (42,015,064)        11,457,543
                                                            ------------       ------------

Distributions Net Investment Income:
  Class A Shares.......................................         (669,019)          (337,718)
  Class B Shares.......................................           (9,873)              (589)
  Class C Shares.......................................          (51,000)            (4,344)
  Class I Shares.......................................          (15,472)            (6,493)
                                                            ------------       ------------
                                                                (745,364)          (349,144)
                                                            ------------       ------------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (10,331,156)       (10,383,987)
  Class B Shares.......................................       (1,125,871)        (1,216,366)
  Class C Shares.......................................       (5,605,542)        (5,691,670)
  Class I Shares.......................................         (150,997)          (126,416)
                                                            ------------       ------------
                                                             (17,213,566)       (17,418,439)
                                                            ------------       ------------
Total Distributions....................................      (17,958,930)       (17,767,583)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (59,973,994)        (6,310,040)
                                                            ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      156,043,555        479,389,413
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       13,956,518         13,087,499
Cost of Shares Repurchased.............................      (97,752,435)       (58,815,293)
                                                            ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       72,247,638        433,661,619
                                                            ------------       ------------
TOTAL INCREASE IN NET ASSETS...........................       12,273,644        427,351,579
NET ASSETS:
Beginning of the Period................................      479,761,724         52,410,145
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $233,127 and $184,023,
  respectively)........................................     $492,035,368       $479,761,724
                                                            ============       ============

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
                                                                                (COMMENCEMENT OF
CLASS A SHARES                          SIX MONTHS ENDED       YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007    AUGUST 31, 2006
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...........................      $10.71              $10.29              $10.00
                                             ------              ------              ------
  Net Investment Income (a)............        0.03                0.04                0.01
  Net Realized and Unrealized
    Gain/Loss..........................       (0.80)               1.11                0.36
                                             ------              ------              ------
Total from Investment Operations.......       (0.77)               1.15                0.37
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................        0.02                0.03                0.01
  Distributions from Net Realized
    Gain...............................        0.35                0.70                0.07
                                             ------              ------              ------
Total Distributions....................        0.37                0.73                0.08
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $ 9.57              $10.71              $10.29
                                             ======              ======              ======

Total Return* (b)......................      -7.45%**            11.31%               3.75%**
Net Assets at End of the Period (In
  millions)............................      $292.8              $290.7              $ 31.2
Ratio of Expenses to Average Net
  Assets* (c)..........................       1.13%               1.25%               1.24%
Ratio of Net Investment Income to
  Average Net Assets*..................       0.60%               0.40%               1.32%
Portfolio Turnover.....................         24%**               73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................         N/A               1.29%               4.35%
   Ratio of Net Investment Income/Loss
     to Average Net Assets.............         N/A               0.36%              (1.79%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
                                                                                (COMMENCEMENT OF
CLASS B SHARES                          SIX MONTHS ENDED       YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007    AUGUST 31, 2006
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...........................      $10.64              $10.28              $10.00
                                             ------              ------              ------
  Net Investment Income/Loss (a).......       (0.01)              (0.04)               0.01
  Net Realized and Unrealized
    Gain/Loss..........................       (0.79)               1.10                0.34
                                             ------              ------              ------
Total from Investment Operations.......       (0.80)               1.06                0.35
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................        0.00(b)             0.00(b)             0.00(b)
  Distributions from Net Realized
    Gain...............................        0.35                0.70                0.07
                                             ------              ------              ------
Total Distributions....................        0.35                0.70                0.07
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $ 9.49              $10.64              $10.28
                                             ======              ======              ======

Total Return* (c)......................      -7.77%**            10.45%               3.56%**
Net Assets at End of the Period (In
  millions)............................      $ 31.0              $ 31.8              $  5.5
Ratio of Expenses to Average Net
  Assets* (d)..........................       1.89%               2.00%               1.99%
Ratio of Net Investment Income/Loss to
  Average Net Assets*..................      (0.16%)             (0.35%)              0.37%
Portfolio Turnover.....................         24%**               73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d)........................         N/A               2.04%               5.10%
   Ratio of Net Investment Loss to
     Average Net Assets................         N/A              (0.39%)             (2.74%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
                                                                                (COMMENCEMENT OF
CLASS C SHARES                          SIX MONTHS ENDED       YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007    AUGUST 31, 2006
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...........................      $10.64              $10.28              $10.00
                                             ------              ------              ------
  Net Investment Income/Loss (a).......       (0.01)              (0.04)               0.01
  Net Realized and Unrealized
    Gain/Loss..........................       (0.79)               1.10                0.35
                                             ------              ------              ------
Total from Investment Operations.......       (0.80)               1.06                0.36
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................        0.00(b)             0.00(b)             0.01
  Distributions from Net Realized
    Gain...............................        0.35                0.70                0.07
                                             ------              ------              ------
Total Distributions....................        0.35                0.70                0.08
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $ 9.49              $10.64              $10.28
                                             ======              ======              ======

Total Return* (c)......................      -7.77%**            10.45%               3.57%**
Net Assets at End of the Period (In
  millions)............................      $161.8              $154.6              $ 13.0
Ratio of Expenses to Average Net
  Assets* (d)..........................       1.88%               2.00%               1.99%
Ratio of Net Investment Income/Loss to
  Average Net Assets*..................      (0.15%)             (0.35%)              0.46%
Portfolio Turnover.....................         24%**               73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (d)........................         N/A               2.04%               5.10%
   Ratio of Net Investment Loss to
     Average Net Assets................         N/A              (0.39%)             (2.65%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
                                                                                (COMMENCEMENT OF
CLASS I SHARES                          SIX MONTHS ENDED       YEAR ENDED        OPERATIONS) TO
                                        FEBRUARY 29, 2008    AUGUST 31, 2007    AUGUST 31, 2006
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...........................      $10.71              $10.29              $10.00
                                             ------              ------              ------
  Net Investment Income (a)............        0.04                0.07                0.02
  Net Realized and Unrealized
    Gain/Loss..........................       (0.79)               1.09                0.35
                                             ------              ------              ------
Total from Investment Operations.......       (0.75)               1.16                0.37
                                             ------              ------              ------
Less:
  Distributions from Net Investment
    Income.............................        0.03                0.04                0.01
  Distributions from Net Realized
    Gain...............................        0.35                0.70                0.07
                                             ------              ------              ------
Total Distributions....................        0.38                0.74                0.08
                                             ------              ------              ------
NET ASSET VALUE, END OF THE PERIOD.....      $ 9.58              $10.71              $10.29
                                             ======              ======              ======

Total Return* (b)......................      -7.28%**            11.44%               3.77%**
Net Assets at End of the Period (In
  millions)............................      $  6.4              $  2.7              $  2.7
Ratio of Expenses to Average Net
  Assets* (c)..........................       0.89%               1.00%               0.99%
Ratio of Net Investment Income to
  Average Net Assets*..................       0.88%               0.65%               1.33%
Portfolio Turnover.....................         24%**               73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................         N/A               1.04%               4.10%
   Ratio of Net Investment Income/Loss
     to Average Net Assets.............         N/A               0.61%              (1.78%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Equity Premium Income Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek current income and long-term capital appreciation. The Fund invests primarily in a portfolio of equity securities of U.S. issuers and utilizes an option writing strategy to enhance current distributions. The Fund commenced operations on June 26, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Purchased options are valued at the last sale price while written options are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares except for

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two year period ended August 31, 2007, remains subject to examination by taxing authorities.

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $559,519,267
                                                              ============
Gross tax unrealized appreciation...........................  $ 19,641,151
Gross tax unrealized depreciation...........................   (89,039,380)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(69,398,229)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, short-term capital gains, including a portion of premiums received from written options. Realized short-term gains are considered ordinary income for tax purposes. Net realized long-term capital gains, if any, are distributed at least annually.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distribution paid from:
  Ordinary income...........................................  $17,154,915

    As of August 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $5,055,426

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

F. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $4,659 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    The Adviser has agreed to waive all expenses in excess of 1.24% of Class A average net assets, 1.99% of Class B average net assets, 1.99% of Class C average net assets and .99% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended February 29, 2008, the Adviser did not waive any of its advisory fees.

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $3,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $39,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $202,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $9,726 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $160,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $158,700. Sales charges do not represent expenses of the Fund.

    At February 29, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 9,300 shares of Class B and 9,300 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                              FOR THE                       FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         FEBRUARY 29, 2008              AUGUST 31, 2007
                                     --------------------------    --------------------------
                                       SHARES         VALUE          SHARES         VALUE
Sales:
  Class A..........................   9,704,891    $101,793,598    27,131,672    $295,840,335
  Class B..........................     785,160       8,232,453     2,756,442      29,920,708
  Class C..........................   3,942,078      41,376,086    13,920,082     151,153,614
  Class I..........................     449,226       4,641,418       229,254       2,474,756
                                     ----------    ------------    ----------    ------------
Total Sales........................  14,881,355    $156,043,555    44,037,450    $479,389,413
                                     ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A..........................     881,262    $  9,195,194       787,815    $  8,557,230
  Class B..........................      77,762         806,447        76,012         821,444
  Class C..........................     376,799       3,904,210       337,126       3,648,230
  Class I..........................       4,872          50,667         5,656          60,595
                                     ----------    ------------    ----------    ------------
Total Dividend Reinvestment........   1,340,695    $ 13,956,518     1,206,609    $ 13,087,499
                                     ==========    ============    ==========    ============
Repurchases:
  Class A..........................  (7,133,825)   $(73,126,845)   (3,801,099)   $(41,270,485)
  Class B..........................    (580,225)     (5,894,578)     (381,114)     (4,120,224)
  Class C..........................  (1,803,866)    (18,394,252)     (997,946)    (10,756,827)
  Class I..........................     (33,705)       (336,760)     (246,332)     (2,667,757)
                                     ----------    ------------    ----------    ------------
Total Repurchases..................  (9,551,621)   $(97,752,435)   (5,426,491)   $(58,815,293)
                                     ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $2,900 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $163,945,952 and $121,121,891, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on stock indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 29, 2008, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2007..............................       79
Futures Opened..............................................    2,000
Futures Closed..............................................   (1,775)
                                                               ------
Outstanding at February 29, 2008............................      304
                                                               ======

B. OPTION CONTRACTS The Fund may write call and put options on stock indices, futures, securities, or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, securities or

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

currency transactions to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                               NUMBER OF       PREMIUM
                                                               CONTRACTS       RECEIVED
Options outstanding at August 31, 2007......................    3,350,011    $  5,150,020
Options written.............................................   21,355,701      36,361,823
Options terminated in closing purchase transactions.........          -0-             -0-
Options exercised...........................................   (9,468,632)    (14,661,934)
Options expired.............................................  (12,157,952)    (19,778,567)
                                                              -----------    ------------
Options outstanding at February 29, 2008....................    3,079,128    $  7,071,342
                                                              ===========    ============

7. DISTRIBUTIONS AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,050,000 and $500,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            110, 210, 310, 610
                                                                   EPISAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02126P-Y02/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 17, 2008